Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS

At July 31, 2023

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 9.5%
Apidos CLO XVIII
Series 2018-18A, Class A2,
3-Month Term SOFR + 1.66%, 7.01% (A), 10/22/2030 (B)	$ 3,000,000	$ 2,966,943
Apidos CLO XXV
Series 2016-25A, Class A1R,
3-Month Term SOFR + 1.43%, 6.76% (A), 10/20/2031 (B)	4,750,000	4,736,215
Atrium XIII
Series 13A, Class A1,
3-Month Term SOFR + 1.44%, 6.79% (A), 11/21/2030 (B)	2,961,903	2,956,276
Bain Capital Credit CLO Ltd.
Series 2017-1A, Class A1R,
3-Month Term SOFR + 1.23%, 6.56% (A), 07/20/2030 (B)	836,720	834,545
Barings CLO Ltd.
Series 2022-2A, Class A,
3-Month Term SOFR + 1.80%, 7.11% (A), 07/15/2035 (B)	5,050,000	5,060,161
Benefit Street Partners CLO IV Ltd.
Series 2014-IVA, Class ARRR,
3-Month Term SOFR + 1.44%, 6.77% (A), 01/20/2032 (B)	4,250,000	4,236,642
Benefit Street Partners CLO XX Ltd.
Series 2020-20A, Class BR,
3-Month Term SOFR + 1.96%, 7.27% (A), 07/15/2034 (B)	3,950,000	3,882,854
California Street CLO IX LP
Series 2012-9A, Class AR3,
6.67% (A), 07/16/2032 (B)	2,040,000	2,028,515
CBAM Ltd.
Series 2018-5A, Class A,
3-Month Term SOFR + 1.28%, 6.59% (A), 04/17/2031 (B)	4,967,640	4,940,929
CIFC Funding Ltd.
Series 2014-3A, Class A1R2,
3-Month Term SOFR + 1.46%, 6.81% (A), 10/22/2031 (B)	4,330,000	4,323,072
Columbia Cent CLO 31 Ltd.
Series 2021-31A, Class B,
3-Month Term SOFR + 1.81%, 7.14% (A), 04/20/2034 (B)	10,000,000	9,705,790
Dryden 61 CLO Ltd.
Series 2018-61A, Class A1R,
3-Month Term SOFR + 1.25%, 6.56% (A), 01/17/2032 (B)	2,670,000	2,654,199
Dryden 83 CLO Ltd.
Series 2020-83A, Class A,
3-Month Term SOFR + 1.48%, 6.79% (A), 01/18/2032 (B)	1,900,000	1,896,337
LCM XXIV Ltd.
Series 24A, Class AR,
3-Month Term SOFR + 1.24%, 6.57% (A), 03/20/2030 (B)	776,493	768,771
Logan CLO II Ltd.
Series 2021-2A, Class B,
3-Month Term SOFR + 1.96%, 7.29% (A), 01/20/2035 (B)	2,500,000	2,466,793
Octagon Investment Partners 44 Ltd.
Series 2019-1A, Class BR,
3-Month Term SOFR + 1.96%, 7.27% (A), 10/15/2034 (B)	3,000,000	2,917,848

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Rad CLO 5 Ltd.
Series 2019-5A, Class AR,
3-Month Term SOFR + 1.38%, 6.73% (A), 07/24/2032 (B)	$ 8,500,000	$ 8,462,795
Silver Rock CLO II Ltd.
Series 2021-2A, Class B1,
3-Month Term SOFR + 2.16%, 7.49% (A), 01/20/2035 (B)	2,298,000	2,223,892
Sixth Street CLO XX Ltd.
Series 2021-20A, Class B,
3-Month Term SOFR + 1.91%, 7.24% (A), 10/20/2034 (B)	1,000,000	984,795
Symphony CLO 36 Ltd.
Series 2022-36A, Class A1,
3-Month Term SOFR + 2.05%, 7.40% (A), 10/24/2035 (B)	3,000,000	3,016,359
TCI-Symphony CLO Ltd.
Series 2017-1A, Class AR,
3-Month Term SOFR + 1.19%, 6.50% (A), 07/15/2030 (B)	924,952	920,852
TCW CLO AMR Ltd.
Series 2019-1A, Class BR,
3-Month LIBOR + 1.75%, 7.07% (A), 08/16/2034 (B)	7,900,000	7,654,855
THL Credit Wind River CLO Ltd.
Series 2019-3A, Class AR,
3-Month Term SOFR + 1.34%, 6.65% (A), 04/15/2031 (B)	1,900,000	1,873,854
TICP CLO XII Ltd.
Series 2018-12A, Class BR,
3-Month Term SOFR + 1.91%, 7.22% (A), 07/15/2034 (B)	6,650,000	6,549,924
Verde CLO Ltd.
Series 2019-1A, Class AR,
3-Month Term SOFR + 1.36%, 6.67% (A), 04/15/2032 (B)	5,100,000	5,074,796
Voya CLO Ltd.
Series 2018-3A, Class A2,
3-Month Term SOFR + 1.66%, 6.97% (A), 10/15/2031 (B)	5,200,000	5,109,666

Total Asset-Backed Securities (Cost $98,284,682)		98,247,678

CORPORATE DEBT SECURITIES - 43.0%
Aerospace & Defense - 0.2%
Boeing Co.
5.15%, 05/01/2030	725,000	718,307
L3Harris Technologies, Inc.
5.40%, 07/31/2033	193,000	194,223
Lockheed Martin Corp.
4.45%, 05/15/2028	139,000	137,665
Rolls-Royce PLC
5.75%, 10/15/2027 (B)	210,000	207,002
Spirit AeroSystems, Inc.
7.50%, 04/15/2025 (B)	427,000	426,799

		1,683,996

Air Freight & Logistics - 0.0% (C)
Cargo Aircraft Management, Inc.
4.75%, 02/01/2028 (B)	544,000	483,811

Automobiles - 0.8%
BMW US Capital LLC
3.90%, 04/09/2025 (B)	851,000	831,461
Ford Motor Co.
4.75%, 01/15/2043	272,000	212,830

Transamerica Funds	Page 1

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Automobiles (continued)
Ford Motor Credit Co. LLC
4.00%, 11/13/2030	$ 200,000	$ 171,807
4.95%, 05/28/2027	350,000	332,058
6.80%, 05/12/2028	725,000	731,693
General Motors Financial Co., Inc.
2.75%, 06/20/2025	260,000	246,454
5.80%, 06/23/2028	123,000	123,422
Harley-Davidson Financial Services, Inc.
6.50%, 03/10/2028 (B)	127,000	128,182
Hyundai Capital America
5.80%, 06/26/2025 (B)	88,000	88,043
Hyundai Capital Services, Inc.
1.25%, 02/08/2026 (D)	1,750,000	1,570,714
Mercedes-Benz Finance North America LLC
4.80%, 03/30/2028 (B)	150,000	148,190
5.10%, 08/03/2028 (B)	222,000	221,738
Toyota Motor Corp.
0.10%, 03/27/2026	JPY 500,000,000	3,496,227

		8,302,819

Banks - 13.6%
ABN AMRO Bank NV
4.25%, 02/21/2030 (D)	EUR 1,700,000	1,867,599
ABQ Finance Ltd.
1.88%, 09/08/2025 (D)	$ 1,500,000	1,380,780
Abu Dhabi Commercial Bank PJSC
4.50%, 09/14/2027 (D)	900,000	876,537
Australia & New Zealand Banking Group Ltd.
Fixed until 06/15/2026 (E), 6.75% (A) (B)	563,000	561,097
Banco de Credito del Peru SA
2.70%, 01/11/2025 (D)	1,350,000	1,292,629
Banco de Credito e Inversiones SA
3.50%, 10/12/2027 (D)	1,500,000	1,383,513
Banco General SA
4.13%, 08/07/2027 (D)	1,360,000	1,290,353
Banco Santander SA
Fixed until 03/24/2026, 0.50% (A), 03/24/2027 (D)	EUR 1,800,000	1,787,512
2.71%, 06/27/2024	$ 400,000	388,228
6.92%, 08/08/2033	1,800,000	1,800,000
Bank Hapoalim BM
Fixed until 10/21/2026, 3.26% (A), 01/21/2032 (D)	220,000	188,443
Bank of America Corp.
Fixed until 10/27/2025, 1.95% (A), 10/27/2026 (D)	EUR 1,950,000	2,035,731
Fixed until 10/22/2024, 2.46% (A), 10/22/2025	$ 852,000	818,587
Fixed until 03/08/2032, 3.85% (A), 03/08/2037	70,000	60,313
Fixed until 02/07/2029, 3.97% (A), 02/07/2030	738,000	686,004
Fixed until 04/27/2032, 4.57% (A), 04/27/2033	835,000	784,449
Bank of China Ltd.
5.00%, 11/13/2024 (D)	1,350,000	1,331,667
Bank of Montreal
1.50%, 01/10/2025	661,000	623,308
Bank of Nova Scotia
Fixed until 02/04/2032, 4.59% (A), 05/04/2037	237,000	204,798
Fixed until 06/04/2025 (E), 4.90% (A)	1,187,000	1,124,413
BankUnited, Inc.
4.88%, 11/17/2025	223,000	210,726
5.13%, 06/11/2030	2,011,000	1,632,189

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Banque Federative du Credit Mutuel SA
1.75%, 03/15/2029 (D)	EUR 1,000,000	$ 964,675
Barclays PLC
Fixed until 08/09/2028, 0.58% (A), 08/09/2029 (D)	1,250,000	1,123,612
Fixed until 01/29/2033, 5.26% (A), 01/29/2034 (D)	1,500,000	1,679,943
Fixed until 12/15/2025 (E), 6.13% (A)	$ 2,500,000	2,283,794
BBVA Bancomer SA
1.88%, 09/18/2025 (D)	1,000,000	919,190
Fixed until 06/29/2033, 8.45% (A), 06/29/2038 (B)	1,500,000	1,527,375
BNP Paribas SA
Fixed until 04/17/2028, 1.13% (A), 04/17/2029 (D)	EUR 2,000,000	1,898,661
Fixed until 06/30/2026, 1.68% (A), 06/30/2027 (B)	$ 200,000	178,198
CBQ Finance Ltd.
2.00%, 05/12/2026 (D)	1,450,000	1,312,203
Citigroup, Inc.
4.45%, 09/29/2027	438,000	420,803
Fixed until 05/24/2032, 4.91% (A), 05/24/2033	800,000	773,151
Fixed until 09/29/2025, 5.61% (A), 09/29/2026	400,000	399,107
Fixed until 05/25/2033, 6.17% (A), 05/25/2034	1,013,000	1,027,511
Citizens Financial Group, Inc.
2.64%, 09/30/2032	300,000	221,623
Credit Agricole SA
Fixed until 01/26/2026, 1.25% (A), 01/26/2027 (B)	500,000	446,516
3.88%, 11/28/2034 (D)	EUR 1,900,000	2,064,797
5.59%, 07/05/2026 (B)	$ 254,000	254,035
Danske Bank AS
Fixed until 09/10/2024, 0.98% (A), 09/10/2025 (B)	565,000	534,087
Fixed until 02/17/2026, 1.38% (A), 02/17/2027 (D)	EUR 1,950,000	1,983,245
Fixed until 12/20/2024, 3.24% (A), 12/20/2025 (B)	$ 593,000	566,636
Fixed until 06/26/2025 (E), 7.00% (A) (D)	500,000	478,537
DBS Group Holdings Ltd.
Fixed until 03/10/2026, 1.82% (A), 03/10/2031 (D)	980,000	880,744
Deutsche Bank AG
Fixed until 11/19/2024, 1.00% (A), 11/19/2025 (D)	EUR 2,000,000	2,092,815
Fixed until 01/07/2027, 2.55% (A), 01/07/2028	$ 150,000	131,732
Fixed until 09/05/2029, 5.00% (A), 09/05/2030 (D)	EUR 2,000,000	2,169,097
Fixed until 01/18/2028, 6.72% (A), 01/18/2029	$ 585,000	595,131
Fixed until 11/10/2032, 7.08% (A), 02/10/2034	2,423,000	2,332,418
DnB Bank ASA
Fixed until 09/21/2026, 3.13% (A), 09/21/2027 (D)	EUR 1,950,000	2,088,725
Emirates NBD Bank PJSC
2.63%, 02/18/2025 (D)	$ 1,400,000	1,332,898
Fifth Third Bancorp
Fixed until 07/27/2028, 6.34% (A), 07/27/2029	36,000	36,633

Transamerica Funds	Page 2

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Fifth Third Bank NA
Fixed until 10/27/2024, 5.85% (A), 10/27/2025	$ 250,000	$ 246,072
First Horizon Bank
5.75%, 05/01/2030 (F)	250,000	222,785
Goldman Sachs Group, Inc.
1.25%, 02/07/2029 (D)	EUR 4,000,000	3,750,308
Fixed until 09/10/2026, 1.54% (A), 09/10/2027	$ 717,000	632,551
Fixed until 07/21/2031, 2.38% (A), 07/21/2032	757,000	604,436
Hana Bank
4.25%, 10/14/2024 (D)	1,850,000	1,801,780
HSBC Holdings PLC
Fixed until 11/22/2026, 2.25% (A), 11/22/2027	450,000	402,332
Fixed until 03/10/2027, 4.75% (A), 03/10/2028 (D)	EUR 2,000,000	2,225,573
Fixed until 03/09/2028, 6.16% (A), 03/09/2029	$ 200,000	202,539
Fixed until 06/20/2033, 6.55% (A), 06/20/2034	4,400,000	4,396,565
Industrial & Commercial Bank of China Ltd.
4.88%, 09/21/2025 (D)	900,000	881,858
Industrial & Commercial Bank of China Macau Ltd.
Fixed until 09/12/2024, 2.88% (A), 09/12/2029 (D)	940,000	907,495
ING Groep NV
Fixed until 09/03/2024, 0.10% (A), 09/03/2025 (D)	EUR 2,000,000	2,101,959
Fixed until 07/01/2025, 1.40% (A), 07/01/2026 (B)	$ 200,000	183,054
Fixed until 11/16/2026 (E), 5.75% (A)	2,050,000	1,840,497
Intesa Sanpaolo SpA
Fixed until 06/20/2053, 7.78% (A), 06/20/2054 (B)	200,000	202,230
JPMorgan Chase & Co.
Fixed until 03/23/2029, 1.96% (A), 03/23/2030 (D)	EUR 1,700,000	1,671,357
Fixed until 11/08/2031, 2.55% (A), 11/08/2032	$ 893,000	732,395
Fixed until 05/01/2027, 3.54% (A), 05/01/2028	650,000	608,220
Fixed until 04/26/2025, 4.08% (A), 04/26/2026	343,000	334,890
4.13%, 12/15/2026	200,000	192,514
Fixed until 09/14/2032, 5.72% (A), 09/14/2033	398,000	403,870
KBC Group NV
Fixed until 01/21/2027, 0.75% (A), 01/21/2028 (D)	EUR 1,900,000	1,859,773
KeyBank NA
5.85%, 11/15/2027	$ 250,000	244,971
Kookmin Bank
2.50%, 11/04/2030 (D)	2,050,000	1,666,617
Lloyds Banking Group PLC
Fixed until 08/24/2029, 3.13% (A), 08/24/2030 (D)	EUR 1,950,000	1,989,180
Fixed until 09/27/2029 (E), 8.00% (A)	$ 371,000	347,256
Macquarie Bank Ltd.
Fixed until 03/08/2027 (E), 6.13% (A) (D)	830,000	759,596
Mitsubishi UFJ Financial Group, Inc.
Fixed until 03/07/2026, 0.77% (A), 03/05/2027	JPY 600,000,000	4,221,789
2.19%, 02/25/2025	$ 744,000	704,104

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Mizuho Financial Group, Inc.
Fixed until 09/13/2024, 2.56% (A), 09/13/2025	$ 655,000	$ 628,092
Fixed until 07/06/2028, 5.78% (A), 07/06/2029	393,000	394,535
Morgan Stanley
Fixed until 10/21/2024, 1.16% (A), 10/21/2025	199,000	187,032
Fixed until 07/20/2026, 1.51% (A), 07/20/2027	96,000	85,268
Fixed until 05/08/2025, 2.10% (A), 05/08/2026	EUR 1,700,000	1,794,628
Fixed until 04/01/2030, 3.62% (A), 04/01/2031	$ 677,000	608,098
Fixed until 01/25/2033, 5.15% (A), 01/25/2034	EUR 1,950,000	2,250,935
Fixed until 04/20/2032, 5.30% (A), 04/20/2037	$ 78,000	73,905
National Australia Bank Ltd.
6.43%, 01/12/2033 (B)	329,000	334,770
National Bank of Canada
Fixed until 11/15/2023, 0.55% (A), 11/15/2024	642,000	631,493
NatWest Group PLC
Fixed until 06/28/2031 (E), 4.60% (A)	562,000	399,258
Fixed until 12/29/2025 (E), 6.00% (A)	1,875,000	1,754,719
NatWest Markets PLC
3.48%, 03/22/2025 (B)	333,000	321,136
4.25%, 01/13/2028 (D)	EUR 1,950,000	2,141,260
NBK SPC Ltd.
Fixed until 09/15/2026, 1.63% (A), 09/15/2027 (D)	$ 1,500,000	1,338,909
Nykredit Realkredit AS
4.00%, 07/17/2028 (D)	EUR 1,900,000	2,047,905
QNB Finance Ltd.
3.50%, 03/28/2024 (D)	$ 1,350,000	1,326,375
Royal Bank of Canada
4.90%, 01/12/2028	325,000	321,060
Shanghai Commercial Bank Ltd.
Fixed until 01/17/2024, 5.00% (A), 01/17/2029 (D)	950,000	941,592
Shinhan Bank Co. Ltd.
4.50%, 03/26/2028 (D)	1,400,000	1,316,809
Signature Bank
Fixed until 10/15/2025, 4.00% (A), 10/15/2030	929,000	13,228
SNB Funding Ltd.
2.75%, 10/02/2024 (D)	1,400,000	1,346,296
Societe Generale SA
Fixed until 12/02/2026, 0.63% (A), 12/02/2027 (D)	EUR 1,500,000	1,451,179
Fixed until 04/21/2025, 1.13% (A), 04/21/2026 (D)	1,000,000	1,038,918
Fixed until 11/18/2030 (E), 5.38% (A) (B) (F)	$ 1,765,000	1,407,764
Fixed until 11/22/2027 (E), 9.38% (A) (B)	290,000	295,031
Standard Chartered PLC
Fixed until 01/14/2026, 1.46% (A), 01/14/2027 (D)	1,500,000	1,339,977
Fixed until 08/15/2027 (E), 7.75% (A) (D)	1,350,000	1,343,783
Fixed until 08/15/2027 (E), 7.75% (A) (B)	1,000,000	995,395
Sumitomo Mitsui Financial Group, Inc.
Fixed until 06/08/2026, 0.55% (A), 06/08/2027	JPY 400,000,000	2,800,224
0.85%, 09/12/2024	100,000,000	704,284
6.18%, 07/13/2043	$ 1,063,000	1,103,994

Transamerica Funds	Page 3

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Swedbank AB
1.30%, 02/17/2027 (D)	EUR 1,950,000	$ 1,930,931
Texas Capital Bancshares, Inc.
Fixed until 05/06/2026, 4.00% (A), 05/06/2031	$ 500,000	399,663
Toronto-Dominion Bank
2.55%, 08/03/2027 (D)	EUR 1,950,000	2,023,754
3.63%, 12/13/2029 (D)	1,950,000	2,084,743
UBS Group AG
Fixed until 05/12/2027, 4.75% (A), 05/12/2028 (B)	$ 475,000	454,989
UniCredit SpA
Fixed until 06/03/2024 (E), 8.00% (A) (D)	1,000,000	986,250
United Overseas Bank Ltd.
Fixed until 10/14/2026, 2.00% (A), 10/14/2031 (D)	1,500,000	1,318,680
Valley National Bancorp
Fixed until 06/15/2026, 3.00% (A), 06/15/2031	250,000	205,418
Wells Fargo & Co.
1.00%, 02/02/2027 (D)	EUR 1,700,000	1,674,157
Fixed until 05/04/2029, 1.74% (A), 05/04/2030 (D)	1,950,000	1,862,558
3.00%, 02/19/2025	$ 625,000	601,429
4.30%, 07/22/2027	542,000	521,508
Westpac Banking Corp.
Fixed until 09/21/2027 (E), 5.00% (A)	1,550,000	1,383,375
Zions Bancorp NA
3.25%, 10/29/2029	575,000	450,996

		140,021,637

Beverages - 0.2%
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/2030	650,000	599,770
Becle SAB de CV
2.50%, 10/14/2031 (D)	1,650,000	1,306,011
Brown-Forman Corp.
4.75%, 04/15/2033	89,000	89,119
Constellation Brands, Inc.
4.35%, 05/09/2027	69,000	67,378
PepsiCo, Inc.
2.25%, 03/19/2025	409,000	391,027

		2,453,305

Biotechnology - 0.1%
AbbVie, Inc.
3.20%, 11/21/2029	797,000	721,300
Amgen, Inc.
5.25%, 03/02/2033	319,000	318,204
Royalty Pharma PLC
2.15%, 09/02/2031 (F)	319,000	249,230

		1,288,734

Broadline Retail - 0.5%
El Puerto de Liverpool SAB de CV
3.88%, 10/06/2026 (D)	1,630,000	1,534,971
LS Finance Ltd.
4.88%, 07/15/2024 (D)	2,300,000	2,179,250
Prosus NV
3.68%, 01/21/2030 (D)	1,000,000	853,350
4.03%, 08/03/2050 (D)	850,000	544,873
Walmart, Inc.
3.95%, 09/09/2027	400,000	392,652

		5,505,096

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Building Products - 0.3%
AGC, Inc.
0.23%, 10/10/2025	JPY 200,000,000	$ 1,403,601
LBM Acquisition LLC
6.25%, 01/15/2029 (B)	$ 600,000	517,350
Park River Holdings, Inc.
6.75%, 08/01/2029 (B)	380,000	307,847
PGT Innovations, Inc.
4.38%, 10/01/2029 (B)	300,000	278,292
Specialty Building Products Holdings LLC/SBP Finance Corp.
6.38%, 09/30/2026 (B)	205,000	195,098
Standard Industries, Inc.
3.38%, 01/15/2031 (B)	520,000	419,987
Trane Technologies Financing Ltd.
5.25%, 03/03/2033	62,000	62,449

		3,184,624

Capital Markets - 1.2%
AG Issuer LLC
6.25%, 03/01/2028 (B)	420,000	405,121
Aretec Escrow Issuer, Inc.
7.50%, 04/01/2029 (B)	465,000	418,742
Charles Schwab Corp.
2.45%, 03/03/2027	58,000	52,359
Huarong Finance Co. Ltd.
2.13%, 09/30/2023 (D)	1,700,000	1,683,252
3.25%, 11/13/2024 (D)	200,000	189,073
3.75%, 05/29/2024 (D)	2,050,000	1,987,826
4.50%, 05/29/2029 (D)	200,000	163,000
4.75%, 04/27/2027 (D)	500,000	437,531
Huarong Finance II Co. Ltd.
4.63%, 06/03/2026 (D)	500,000	449,810
ION Trading Technologies SARL
5.75%, 05/15/2028 (B)	450,000	391,500
Jefferies Financial Group, Inc.
5.88%, 07/21/2028	152,000	151,584
LPL Holdings, Inc.
4.00%, 03/15/2029 (B)	209,000	187,324
NFP Corp.
4.88%, 08/15/2028 (B)	419,000	376,840
Nomura Holdings, Inc.
0.60%, 09/05/2025	JPY 600,000,000	4,214,472
SURA Asset Management SA
4.88%, 04/17/2024 (D)	$ 1,350,000	1,330,493

		12,438,927

Chemicals - 1.0%
Albemarle Corp.
5.05%, 06/01/2032 (F)	80,000	76,468
Asahi Kasei Corp.
0.23%, 12/05/2025	JPY 500,000,000	3,507,917
Braskem Netherlands Finance BV
4.50%, 01/10/2028 (D)	$ 1,000,000	918,103
Consolidated Energy Finance SA
5.63%, 10/15/2028 (B)	530,000	457,512
Eastman Chemical Co.
5.75%, 03/08/2033	140,000	139,623
Ecolab, Inc.
5.25%, 01/15/2028	336,000	341,446
FMC Corp.
5.15%, 05/18/2026	32,000	31,622
ICL Group Ltd.
6.38%, 05/31/2038 (D)	880,000	888,800
MEGlobal BV
2.63%, 04/28/2028 (D)	1,500,000	1,316,052
Methanex Corp.
5.13%, 10/15/2027	300,000	283,057

Transamerica Funds	Page 4

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals (continued)
Minerals Technologies, Inc.
5.00%, 07/01/2028 (B)	$ 269,000	$ 248,614
Nutrien Ltd.
4.90%, 03/27/2028	319,000	313,463
Olympus Water US Holding Corp.
9.75%, 11/15/2028 (B)	345,000	333,788
Orbia Advance Corp. SAB de CV
5.88%, 09/17/2044 (D)	1,000,000	888,429
RPM International, Inc.
4.55%, 03/01/2029	773,000	730,445
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
5.13%, 04/01/2029 (B)	406,000	238,696

		10,714,035

Commercial Services & Supplies - 0.5%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.63%, 06/01/2028 (B)	425,000	361,250
Covanta Holding Corp.
5.00%, 09/01/2030	435,000	376,275
Deluxe Corp.
8.00%, 06/01/2029 (B)	323,000	271,320
Garda World Security Corp.
6.00%, 06/01/2029 (B)	300,000	249,646
9.50%, 11/01/2027 (B)	95,000	92,991
Prime Security Services Borrower LLC/Prime Finance, Inc.
5.75%, 04/15/2026 (B)	245,000	240,194
PROG Holdings, Inc.
6.00%, 11/15/2029 (B)	427,000	386,533
Republic Services, Inc.
5.00%, 04/01/2034	148,000	146,866
Siemens Financieringsmaatschappij NV
3.25%, 05/27/2025 (B)	677,000	654,669
Sotheby’s/Bidfair Holdings, Inc.
5.88%, 06/01/2029 (B)	650,000	504,159
Triton Container International Ltd.
3.15%, 06/15/2031 (B)	637,000	490,391
Upbound Group, Inc.
6.38%, 02/15/2029 (B)	480,000	440,405
Waste Connections, Inc.
4.25%, 12/01/2028	438,000	422,830
Waste Management, Inc.
4.63%, 02/15/2030	59,000	58,177
4.88%, 02/15/2034	246,000	242,956

		4,938,662

Communications Equipment - 0.1%
Xiaomi Best Time International Ltd.
2.88%, 07/14/2031 (D)	1,150,000	884,855

Construction & Engineering - 0.4%
Celestial Miles Ltd.
Fixed until 01/31/2024 (E), 5.75% (A) (D)	3,550,000	3,495,685
Jacobs Engineering Group, Inc.
5.90%, 03/01/2033	69,000	68,124
Mattamy Group Corp.
5.25%, 12/15/2027 (B)	415,000	392,394
VM Consolidated, Inc.
5.50%, 04/15/2029 (B)	416,000	381,688

		4,337,891

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Construction Materials - 0.1%
Cemex SAB de CV
Fixed until 03/14/2028 (E), 9.13% (A) (B)	$ 350,000	$ 364,722
West China Cement Ltd.
4.95%, 07/08/2026 (D)	550,000	413,930

		778,652

Consumer Finance - 0.4%
American Express Co.
3.40%, 02/22/2024	200,000	197,264
4.20%, 11/06/2025	168,000	164,017
Bread Financial Holdings, Inc.
4.75%, 12/15/2024 (B)	346,000	336,424
Capital One Financial Corp.
3.75%, 07/28/2026	175,000	165,083
Curo Group Holdings Corp.
7.50%, 08/01/2028 (B)	293,000	66,711
Enova International, Inc.
8.50%, 09/15/2025 (B) (F)	448,000	441,325
goeasy Ltd.
4.38%, 05/01/2026 (B)	250,000	228,241
John Deere Capital Corp.
4.95%, 06/06/2025	118,000	117,942
LFS Topco LLC
5.88%, 10/15/2026 (B)	185,000	164,760
Mastercard, Inc.
2.00%, 03/03/2025	481,000	458,594
OneMain Finance Corp.
5.38%, 11/15/2029	410,000	355,329
Synchrony Financial
4.50%, 07/23/2025	1,178,000	1,121,604

		3,817,294

Consumer Staples Distribution & Retail - 0.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP
5.88%, 02/15/2028 (B)	370,000	360,287
C&S Group Enterprises LLC
5.00%, 12/15/2028 (B)	801,000	620,067
Cencosud SA
4.38%, 07/17/2027 (D)	1,390,000	1,320,783
Performance Food Group, Inc.
5.50%, 10/15/2027 (B)	325,000	314,666
Windsor Holdings III LLC
8.50%, 06/15/2030 (B)	205,000	206,025

		2,821,828

Containers & Packaging - 0.4%
Amcor Finance USA, Inc.
5.63%, 05/26/2033	178,000	177,458
Amcor Flexibles North America, Inc.
2.69%, 05/25/2031	478,000	391,289
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/2028 (B)	484,000	418,170
Ball Corp.
2.88%, 08/15/2030	136,000	112,092
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/2029 (B)	190,000	181,767
Crown Americas LLC
5.25%, 04/01/2030 (F)	337,000	321,522
LABL, Inc.
5.88%, 11/01/2028 (B)	472,000	430,112
9.50%, 11/01/2028 (B)	15,000	15,375

Transamerica Funds	Page 5

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Containers & Packaging (continued)
Mauser Packaging Solutions Holding Co.
7.88%, 08/15/2026 (B)	$ 191,000	$ 189,905
Sealed Air Corp.
5.00%, 04/15/2029 (B)	128,000	119,483
Sealed Air Corp./Sealed Air Corp. US
6.13%, 02/01/2028 (B)	26,000	25,887
Silgan Holdings, Inc.
4.13%, 02/01/2028	315,000	286,264
Sonoco Products Co.
1.80%, 02/01/2025	980,000	920,525

		3,589,849

Diversified Consumer Services - 0.2%
Nationwide Building Society
3.25%, 09/05/2029 (D)	EUR 2,100,000	2,190,128

Diversified REITs - 0.5%
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/2026 (B)	$ 325,000	293,999
6.00%, 04/15/2025 (B)	230,000	226,333
Scentre Group Trust 2
Fixed until 06/24/2026, 4.75% (A), 09/24/2080 (D)	3,400,000	3,056,256
Trust Fibra Uno
4.87%, 01/15/2030 (D)	1,050,000	952,337
6.39%, 01/15/2050 (D)	570,000	470,184

		4,999,109

Diversified Telecommunication Services - 1.2%
AT&T, Inc.
4.10%, 02/15/2028	876,000	832,654
5.40%, 02/15/2034	123,000	121,072
Chindata Group Holdings Ltd.
10.50%, 02/23/2026 (D)	1,800,000	1,796,470
Cogent Communications Group, Inc.
7.00%, 06/15/2027 (B)	305,000	294,380
Connect Finco SARL/Connect US Finco LLC
6.75%, 10/01/2026 (B)	609,000	583,442
Iliad Holding SASU
7.00%, 10/15/2028 (B)	420,000	394,319
Network i2i Ltd.
Fixed until 03/03/2026 (E), 3.98% (A) (D)	600,000	543,000
Fixed until 01/15/2025 (E), 5.65% (A) (D)	2,900,000	2,839,100
NTT Finance Corp.
0.18%, 12/19/2025	JPY 600,000,000	4,207,275
Verizon Communications, Inc.
4.02%, 12/03/2029	$ 876,000	816,521
5.05%, 05/09/2033	130,000	127,540

		12,555,773

Electric Utilities - 2.4%
AES Corp.
5.45%, 06/01/2028	124,000	122,804
American Electric Power Co., Inc.
5.63%, 03/01/2033	180,000	183,020
5.70%, 08/15/2025	146,000	145,600
Atlantica Sustainable Infrastructure PLC
4.13%, 06/15/2028 (B)	443,000	401,053
Avangrid, Inc.
3.20%, 04/15/2025	706,000	673,785
Berkshire Hathaway Energy Co.
3.25%, 04/15/2028	438,000	404,364
Clean Renewable Power Mauritius Pte Ltd.
4.25%, 03/25/2027 (D)	883,500	784,106

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Colbun SA
3.95%, 10/11/2027 (D)	$ 1,390,000	$ 1,314,448
Diamond II Ltd.
7.95%, 07/28/2026 (D)	450,000	446,617
7.95%, 07/28/2026 (B)	375,000	372,181
DTE Energy Co.
4.88%, 06/01/2028	181,000	178,680
Edison International
Fixed until 03/15/2028, 8.13% (A), 06/15/2053	525,000	538,020
Electricite de France SA
5.70%, 05/23/2028 (B)	211,000	212,355
Fixed until 03/15/2033 (E), 9.13% (A) (B)	1,473,000	1,548,491
Enel Chile SA
4.88%, 06/12/2028	920,000	885,334
Enel Finance International NV
3.50%, 04/06/2028 (B)	300,000	274,654
India Clean Energy Holdings
4.50%, 04/18/2027 (D) (F)	1,100,000	923,856
Israel Electric Corp. Ltd.
3.75%, 02/22/2032 (D)	1,000,000	846,902
Kallpa Generacion SA
4.13%, 08/16/2027 (D)	1,000,000	935,216
Kansai Electric Power Co., Inc.
0.46%, 04/23/2027	JPY 400,000,000	2,809,160
LLPL Capital Pte Ltd.
6.88%, 02/04/2039 (D)	$ 2,350,618	2,158,019
Metropolitan Edison Co.
5.20%, 04/01/2028 (B)	213,000	211,582
Minejesa Capital BV
4.63%, 08/10/2030 (D)	1,200,000	1,098,000
National Rural Utilities Cooperative Finance Corp.
1.88%, 02/07/2025	264,000	250,074
Fixed until 06/15/2028, 7.13% (A), 09/15/2053	2,000,000	2,016,641
3-Month Term SOFR + 3.17%, 8.54% (A), 04/30/2043	733,000	709,999
NextEra Energy Capital Holdings, Inc.
6.05%, 03/01/2025	88,000	88,631
Ohio Power Co.
5.00%, 06/01/2033	71,000	69,979
Origin Energy Finance Ltd.
2.65%, 11/11/2027	AUD 830,000	522,332
Pacific Gas & Electric Co.
4.95%, 06/08/2025	$ 239,000	233,170
Pattern Energy Operations LP/Pattern Energy Operations, Inc.
4.50%, 08/15/2028 (B)	255,000	231,698
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
3.88%, 07/17/2029 (D)	950,000	874,728
Public Service Co. of Colorado
3.70%, 06/15/2028	625,000	588,938
Southern California Edison Co.
1.10%, 04/01/2024	868,000	840,497
Southwestern Electric Power Co.
5.30%, 04/01/2033	80,000	79,032
Union Electric Co.
2.95%, 06/15/2027	158,000	147,207
Vistra Operations Co. LLC
5.00%, 07/31/2027 (B)	487,000	460,008
Wisconsin Power & Light Co.
4.95%, 04/01/2033	64,000	63,064

		24,644,245

Transamerica Funds	Page 6

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electrical Equipment - 0.0% (C)
EnerSys
4.38%, 12/15/2027 (B)	$ 256,000	$ 237,440

Electronic Equipment, Instruments & Components - 0.1%
Agilent Technologies, Inc.
2.30%, 03/12/2031	337,000	276,907
Honeywell International, Inc.
1.75%, 09/01/2031	239,000	191,131
4.25%, 01/15/2029	129,000	126,083
Imola Merger Corp.
4.75%, 05/15/2029 (B)	436,000	383,381
Jabil, Inc.
5.45%, 02/01/2029	61,000	60,701
Trimble, Inc.
4.75%, 12/01/2024	54,000	53,095
6.10%, 03/15/2033	55,000	55,822
TTM Technologies, Inc.
4.00%, 03/01/2029 (B)	283,000	240,214
Vontier Corp.
2.95%, 04/01/2031	102,000	80,931

		1,468,265

Energy Equipment & Services - 0.8%
Archrock Partners LP/Archrock Partners Finance Corp.
6.88%, 04/01/2027 (B)	297,000	289,571
Continuum Energy Levanter Pte Ltd.
4.50%, 02/09/2027 (D)	930,000	864,727
Greenko Solar Mauritius Ltd.
5.55%, 01/29/2025 (D)	900,000	869,850
Greenko Wind Projects Mauritius Ltd.
5.50%, 04/06/2025 (D)	3,000,000	2,922,000
Halliburton Co.
4.75%, 08/01/2043	239,000	209,809
4.85%, 11/15/2035	51,000	48,113
India Green Energy Holdings
5.38%, 04/29/2024 (D)	1,400,000	1,373,329
India Green Power Holdings
4.00%, 02/22/2027 (D)	750,000	670,331
Nabors Industries, Inc.
7.38%, 05/15/2027 (B)	188,000	183,860
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (B)	200,000	190,125
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/2026	251,000	248,742
Valaris Ltd.
8.38%, 04/30/2030 (B)	315,000	322,875

		8,193,332

Entertainment - 0.0% (C)
Netflix, Inc.
4.88%, 04/15/2028	438,000	432,809

Financial Services - 1.2%
Avolon Holdings Funding Ltd.
6.38%, 05/04/2028 (B)	324,000	322,253
Burford Capital Global Finance LLC
6.25%, 04/15/2028 (B)	255,000	235,875
Capstone Borrower, Inc.
8.00%, 06/15/2030 (B)	350,000	346,504
CMB International Leasing Management Ltd.
1.25%, 09/16/2024 (D)	950,000	900,353

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Financial Services (continued)
Cobra AcquisitionCo LLC
6.38%, 11/01/2029 (B)	$ 410,000	$ 278,800
Enact Holdings, Inc.
6.50%, 08/15/2025 (B)	558,000	552,473
FirstCash, Inc.
5.63%, 01/01/2030 (B)	350,000	323,045
JA Mitsui Leasing Ltd.
0.15%, 09/06/2024	JPY 500,000,000	3,511,891
Mitsubishi HC Capital, Inc.
0.22%, 01/23/2025	500,000,000	3,510,036
Power Finance Corp. Ltd.
3.95%, 04/23/2030 (D) (F)	$ 1,450,000	1,298,172
Shriram Finance Ltd.
4.40%, 03/13/2024 (D)	600,000	589,800

		11,869,202

Food Products - 0.8%
General Mills, Inc.
4.95%, 03/29/2033	86,000	84,944
Grupo Bimbo SAB de CV
4.00%, 09/06/2049 (D)	1,150,000	936,397
Hershey Co.
4.25%, 05/04/2028	64,000	63,304
Hormel Foods Corp.
0.65%, 06/03/2024	234,000	224,496
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
6.50%, 12/01/2052 (D)	500,000	489,650
Land O’Lakes, Inc.
7.00%, 09/18/2028 (B) (E)	4,470,000	3,665,400
Mars, Inc.
4.65%, 04/20/2031 (B)	80,000	78,920
McCormick & Co., Inc.
4.95%, 04/15/2033	69,000	67,705
Nestle Holdings, Inc.
3.50%, 09/24/2025 (B)	561,000	542,392
5.25%, 03/13/2026 (B)	153,000	154,241
Post Holdings, Inc.
4.50%, 09/15/2031 (B)	205,000	174,320
Sigma Alimentos SA de CV
4.13%, 05/02/2026 (D)	950,000	900,128
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc.
4.63%, 03/01/2029 (B)	483,000	403,305
Smithfield Foods, Inc.
5.20%, 04/01/2029 (B)	121,000	111,937

		7,897,139

Gas Utilities - 0.2%
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%, 04/01/2026 (B)	415,000	390,706
Grupo Energia Bogota SA ESP
4.88%, 05/15/2030 (D)	1,000,000	915,000
KeySpan Gas East Corp.
5.99%, 03/06/2033 (B)	169,000	169,278
Promigas SA ESP/Gases del Pacifico SAC
3.75%, 10/16/2029 (D)	450,000	385,530
Spire Missouri, Inc.
4.80%, 02/15/2033	86,000	84,215

		1,944,729

Ground Transportation - 0.4%
AerCap Global Aviation Trust
Fixed until 06/15/2025, 6.50% (A), 06/15/2045 (B)	330,000	322,248

Transamerica Funds	Page 7

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Ground Transportation (continued)
Canadian Pacific Railway Co.
1.35%, 12/02/2024	$ 432,000	$ 408,097
CSX Corp.
3.25%, 06/01/2027	200,000	188,586
East Japan Railway Co.
0.21%, 10/14/2025	JPY 500,000,000	3,509,327

		4,428,258

Health Care Equipment & Supplies - 0.1%
GE HealthCare Technologies, Inc.
5.65%, 11/15/2027	$ 597,000	608,049
Medline Borrower LP
3.88%, 04/01/2029 (B)	205,000	179,489
5.25%, 10/01/2029 (B)	445,000	393,197

		1,180,735

Health Care Providers & Services - 0.4%
Cardinal Health, Inc.
4.60%, 03/15/2043	319,000	264,600
CHS/Community Health Systems, Inc.
5.63%, 03/15/2027 (B)	605,000	538,510
CVS Health Corp.
4.78%, 03/25/2038	478,000	440,607
DaVita, Inc.
4.63%, 06/01/2030 (B)	395,000	336,383
HCA, Inc.
3.38%, 03/15/2029 (B)	49,000	43,537
3.50%, 09/01/2030	565,000	496,327
Legacy LifePoint Health LLC
4.38%, 02/15/2027 (B)	410,000	353,609
Molina Healthcare, Inc.
3.88%, 11/15/2030 (B)	375,000	320,732
Roche Holdings, Inc.
2.13%, 03/10/2025 (B)	461,000	439,641
Select Medical Corp.
6.25%, 08/15/2026 (B)	368,000	364,855
UnitedHealth Group, Inc.
3.75%, 07/15/2025	707,000	688,982

		4,287,783

Health Care REITs - 0.0% (C)
Omega Healthcare Investors, Inc.
3.38%, 02/01/2031	325,000	260,925

Hotel & Resort REITs - 0.1%
Service Properties Trust
4.38%, 02/15/2030	267,000	198,648
4.75%, 10/01/2026	109,000	95,405
5.25%, 02/15/2026	246,000	224,579

		518,632

Hotels, Restaurants & Leisure - 2.3%
AMC Entertainment Holdings, Inc.
7.50%, 02/15/2029 (B) (F)	218,000	150,420
Banijay Entertainment SASU
5.38%, 03/01/2025 (B)	335,000	327,452
Brinker International, Inc.
5.00%, 10/01/2024 (B)	375,000	368,809
Carnival Corp.
5.75%, 03/01/2027 (B)	991,000	916,754
6.00%, 05/01/2029 (B)	120,000	107,867
10.50%, 06/01/2030 (B)	320,000	338,505
CEC Entertainment LLC
6.75%, 05/01/2026 (B)	523,000	502,905
Fortune Star BVI Ltd.
6.85%, 07/02/2024 (D)	1,025,000	968,625

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure (continued)
GENM Capital Labuan Ltd.
3.88%, 04/19/2031 (D)	$ 1,790,000	$ 1,458,487
Gohl Capital Ltd.
4.25%, 01/24/2027 (D)	930,000	872,317
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
4.88%, 07/01/2031 (B)	597,000	510,319
Hyatt Hotels Corp.
5.75%, 01/30/2027	81,000	81,274
Marriott International, Inc.
2.85%, 04/15/2031	478,000	404,092
4.90%, 04/15/2029	62,000	60,766
McDonald’s Corp.
3.30%, 07/01/2025	625,000	603,843
Meituan
3.05%, 10/28/2030 (D)	1,160,000	931,647
Melco Resorts Finance Ltd.
4.88%, 06/06/2025 (D)	1,900,000	1,813,483
5.25%, 04/26/2026 (D)	1,050,000	984,406
5.38%, 12/04/2029 (B)	222,000	188,882
NCL Corp. Ltd.
3.63%, 12/15/2024 (B)	365,000	350,516
5.88%, 03/15/2026 (B)	385,000	364,320
Royal Caribbean Cruises Ltd.
4.25%, 07/01/2026 (B)	730,000	678,594
Sands China Ltd.
3.35%, 03/08/2029	500,000	430,438
4.30%, 01/08/2026	1,200,000	1,140,256
5.90%, 08/08/2028	1,200,000	1,168,024
SeaWorld Parks & Entertainment, Inc.
5.25%, 08/15/2029 (B)	550,000	495,000
Studio City Finance Ltd.
5.00%, 01/15/2029 (D)	2,050,000	1,579,299
6.00%, 07/15/2025 (D)	1,500,000	1,417,500
6.50%, 01/15/2028 (D)	200,000	170,000
Travel & Leisure Co.
6.00%, 04/01/2027	240,000	232,834
Warnermedia Holdings, Inc.
3.64%, 03/15/2025	60,000	57,980
4.28%, 03/15/2032	103,000	91,230
5.05%, 03/15/2042	300,000	249,535
6.41%, 03/15/2026	188,000	188,269
Wynn Macau Ltd.
5.50%, 01/15/2026 (D)	3,050,000	2,872,015
5.63%, 08/26/2028 (D)	200,000	177,820

		23,254,483

Independent Power & Renewable Electricity Producers - 0.1%
Calpine Corp.
3.75%, 03/01/2031 (B)	137,000	112,298
5.00%, 02/01/2031 (B)	538,000	453,147
NRG Energy, Inc.
3.63%, 02/15/2031 (B)	285,000	223,669
5.25%, 06/15/2029 (B)	315,000	284,281

		1,073,395

Industrial Conglomerates - 0.3%
West Nippon Expressway Co. Ltd.
0.08%, 10/15/2024	JPY 500,000,000	3,513,509

Insurance - 0.7%
Americo Life, Inc.
3.45%, 04/15/2031 (B)	$ 280,000	210,606

Transamerica Funds	Page 8

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Assurant, Inc.
Fixed until 03/27/2028, 7.00% (A), 03/27/2048	$ 1,100,000	$ 1,070,177
Athene Global Funding
1.73%, 10/02/2026 (B)	332,000	287,703
Enstar Finance LLC
Fixed until 09/01/2025, 5.75% (A), 09/01/2040	1,700,000	1,484,957
Enstar Group Ltd.
4.95%, 06/01/2029	425,000	397,882
F&G Global Funding
0.90%, 09/20/2024 (B)	629,000	588,145
Jones Deslauriers Insurance Management, Inc.
8.50%, 03/15/2030 (B)	378,000	385,567
Liberty Mutual Group, Inc.
4.30%, 02/01/2061 (B)	2,022,000	1,257,422
NMI Holdings, Inc.
7.38%, 06/01/2025 (B)	160,000	161,572
Northwestern Mutual Global Funding
4.35%, 09/15/2027 (B)	120,000	116,862
Ryan Specialty LLC
4.38%, 02/01/2030 (B)	270,000	238,866
Security Benefit Global Funding
1.25%, 05/17/2024 (B)	254,000	242,702
Willis North America, Inc.
4.65%, 06/15/2027	266,000	257,879

		6,700,340

Interactive Media & Services - 0.1%
Alphabet, Inc.
0.45%, 08/15/2025	450,000	413,940
Tencent Holdings Ltd.
2.39%, 06/03/2030 (D)	1,050,000	873,909

		1,287,849

Internet & Catalog Retail - 0.3%
Alibaba Group Holding Ltd.
4.20%, 12/06/2047	1,130,000	880,955
Amazon.com, Inc.
2.80%, 08/22/2024	989,000	962,528
3.30%, 04/13/2027	134,000	127,679
4.65%, 12/01/2029	542,000	542,427
Expedia Group, Inc.
2.95%, 03/15/2031	279,000	234,883
GrubHub Holdings, Inc.
5.50%, 07/01/2027 (B)	446,000	315,545

		3,064,017

IT Services - 0.1%
Ahead DB Holdings LLC
6.63%, 05/01/2028 (B)	550,000	474,501
Leidos, Inc.
5.75%, 03/15/2033	94,000	94,020

		568,521

Leisure Products - 0.0% (C)
Ontario Gaming GTA LP
8.00%, 08/01/2030 (B) (G)	250,000	252,500

Machinery - 0.5%
Caterpillar Financial Services Corp.
3.60%, 08/12/2027	808,000	777,586
4.35%, 05/15/2026	48,000	47,369
5.40%, 03/10/2025	188,000	188,980

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Machinery (continued)
Daimler Truck Finance North America LLC
5.13%, 01/19/2028 (B)	$ 150,000	$ 149,017
IHI Corp.
0.35%, 09/03/2025	JPY 400,000,000	2,806,564
John Deere Capital Corp.
0.45%, 06/07/2024	$ 783,000	749,934
4.95%, 07/14/2028	83,000	83,560
nVent Finance SARL
2.75%, 11/15/2031	356,000	282,817
Weir Group PLC
2.20%, 05/13/2026 (B)	259,000	233,050

		5,318,877

Media - 0.6%
Altice Financing SA
5.00%, 01/15/2028 (B)	680,000	525,765
Belo Corp.
7.25%, 09/15/2027	750,000	738,750
Block Communications, Inc.
4.88%, 03/01/2028 (B)	364,000	304,716
Cable One, Inc.
4.00%, 11/15/2030 (B) (F)	400,000	316,280
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/2030 (B)	995,000	841,898
7.38%, 03/01/2031 (B)	500,000	497,118
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80%, 04/01/2031	500,000	404,176
3.50%, 06/01/2041	200,000	134,682
Comcast Corp.
3.40%, 04/01/2030	85,000	77,860
4.15%, 10/15/2028	371,000	359,115
COX Communications, Inc.
5.45%, 09/15/2028 (B)	120,000	119,836
CSC Holdings LLC
5.75%, 01/15/2030 (B)	1,005,000	520,320
Paramount Global
Fixed until 03/30/2027, 6.38% (A), 03/30/2062	242,000	199,517
Sirius XM Radio, Inc.
4.00%, 07/15/2028 (B)	420,000	365,435
Univision Communications, Inc.
6.63%, 06/01/2027 (B)	455,000	443,062
UPC Broadband Finco BV
4.88%, 07/15/2031 (B)	294,000	246,914

		6,095,444

Metals & Mining - 1.1%
Anglo American Capital PLC
4.75%, 03/16/2052 (D)	1,080,000	887,591
5.50%, 05/02/2033 (B)	450,000	441,360
Antofagasta PLC
5.63%, 05/13/2032 (D)	900,000	896,389
ATI, Inc.
4.88%, 10/01/2029	185,000	168,354
Chalco Hong Kong Investment Co. Ltd.
1.55%, 07/28/2024 (D)	950,000	910,091
Cleveland-Cliffs, Inc.
4.63%, 03/01/2029 (B) (F)	363,000	332,368
Commercial Metals Co.
3.88%, 02/15/2031	382,000	331,629
Enviri Corp.
5.75%, 07/31/2027 (B)	590,000	509,613

Transamerica Funds	Page 9

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining (continued)
FMG Resources August 2006 Pty Ltd.
4.50%, 09/15/2027 (B)	$ 350,000	$ 327,180
Gold Fields Orogen Holdings BVI Ltd.
5.13%, 05/15/2024 (D)	900,000	891,144
6.13%, 05/15/2029 (D)	900,000	909,427
GTL Trade Finance, Inc.
7.25%, 04/16/2044 (D)	400,000	430,957
GUSAP III LP
4.25%, 01/21/2030 (D)	950,000	880,788
Hudbay Minerals, Inc.
6.13%, 04/01/2029 (B)	340,000	325,713
JSW Steel Ltd.
5.05%, 04/05/2032 (D)	400,000	325,578
Minera Mexico SA de CV
4.50%, 01/26/2050 (D)	1,120,000	890,275
Mineral Resources Ltd.
8.13%, 05/01/2027 (B)	315,000	315,277
POSCO
4.38%, 08/04/2025 (D)	1,550,000	1,509,509
South32 Treasury Ltd.
4.35%, 04/14/2032 (B)	607,000	530,950

		11,814,193

Mortgage Real Estate Investment Trusts - 0.1%
Apollo Commercial Real Estate Finance, Inc.
4.63%, 06/15/2029 (B)	555,000	444,685
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/2027 (B)	413,000	371,543
Starwood Property Trust, Inc.
4.38%, 01/15/2027 (B)	568,000	504,100

		1,320,328

Multi-Utilities - 0.0% (C)
NiSource, Inc.
5.40%, 06/30/2033	79,000	79,580

Oil, Gas & Consumable Fuels - 3.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 01/15/2028 (B)	237,000	227,891
Antero Resources Corp.
5.38%, 03/01/2030 (B)	225,000	209,798
Apache Corp.
4.38%, 10/15/2028	449,000	413,654
BP Capital Markets America, Inc.
3.00%, 02/24/2050	558,000	384,365
4.89%, 09/11/2033	544,000	537,896
Buckeye Partners LP
4.50%, 03/01/2028 (B)	202,000	182,438
Chevron Corp.
2.24%, 05/11/2030	400,000	345,691
Chevron USA, Inc.
3.90%, 11/15/2024	587,000	576,808
Chord Energy Corp.
6.38%, 06/01/2026 (B)	160,000	158,785
Civitas Resources, Inc.
5.00%, 10/15/2026 (B)	288,000	271,800
8.38%, 07/01/2028 (B)	130,000	133,713
8.75%, 07/01/2031 (B)	290,000	300,150
Comstock Resources, Inc.
5.88%, 01/15/2030 (B)	185,000	163,759
6.75%, 03/01/2029 (B)	40,000	37,311
Crescent Energy Finance LLC
7.25%, 05/01/2026 (B)	374,000	368,584
9.25%, 02/15/2028 (B)	103,000	104,772

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Diamondback Energy, Inc.
4.40%, 03/24/2051	$ 239,000	$ 190,832
DT Midstream, Inc.
4.38%, 06/15/2031 (B)	225,000	195,326
Earthstone Energy Holdings LLC
8.00%, 04/15/2027 (B)	376,000	372,096
9.88%, 07/15/2031 (B)	174,000	179,506
eG Global Finance PLC
6.75%, 02/07/2025 (B)	461,000	452,762
EIG Pearl Holdings SARL
3.55%, 08/31/2036 (D)	500,000	422,566
4.39%, 11/30/2046 (D)	1,100,000	857,727
Energy Transfer LP
4.95%, 05/15/2028	438,000	428,168
Fixed until 11/15/2026 (E), 6.50% (A)	2,346,000	2,124,730
EnLink Midstream Partners LP
3-Month LIBOR + 4.11%, 9.62% (A), 09/05/2023 (E)	1,400,000	1,204,000
Enterprise Products Operating LLC
5.35%, 01/31/2033	39,000	39,746
EQM Midstream Partners LP
7.50%, 06/01/2027 - 06/01/2030 (B)	337,000	346,626
EQT Corp.
3.63%, 05/15/2031 (B) (F)	296,000	256,525
Galaxy Pipeline Assets Bidco Ltd.
2.63%, 03/31/2036 (D)	1,100,000	889,550
2.94%, 09/30/2040 (D)	569,910	459,655
Genesis Energy LP/Genesis Energy Finance Corp.
6.25%, 05/15/2026	56,000	53,430
8.00%, 01/15/2027	262,000	257,627
8.88%, 04/15/2030	455,000	453,840
GNL Quintero SA
4.63%, 07/31/2029 (D)	1,147,200	1,110,155
Greensaif Pipelines Bidco SARL
6.13%, 02/23/2038 (D)	1,270,000	1,305,314
Harvest Midstream I LP
7.50%, 09/01/2028 (B)	504,000	495,323
Hilcorp Energy I LP/Hilcorp Finance Co.
6.00%, 02/01/2031 (B)	590,000	534,354
Holly Energy Partners LP/Holly Energy Finance Corp.
5.00%, 02/01/2028 (B)	529,000	494,811
Howard Midstream Energy Partners LLC
6.75%, 01/15/2027 (B)	509,000	490,959
8.88%, 07/15/2028 (B)	170,000	173,842
Indika Energy Capital IV Pte Ltd.
8.25%, 10/22/2025 (D)	2,750,000	2,734,296
ITT Holdings LLC
6.50%, 08/01/2029 (B)	450,000	384,877
Medco Oak Tree Pte Ltd.
7.38%, 05/14/2026 (D)	1,489,000	1,464,767
Medco Platinum Road Pte Ltd.
6.75%, 01/30/2025 (D)	1,200,000	1,188,278
Murphy Oil USA, Inc.
4.75%, 09/15/2029	360,000	330,124
NGL Energy Operating LLC/NGL Energy Finance Corp.
7.50%, 02/01/2026 (B)	320,000	317,063
NGL Energy Partners LP/NGL Energy Finance Corp.
6.13%, 03/01/2025	340,000	332,905
NuStar Logistics LP
6.38%, 10/01/2030	239,000	230,336
Occidental Petroleum Corp.
6.38%, 09/01/2028	439,000	450,721

Transamerica Funds	Page 10

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Ovintiv, Inc.
6.25%, 07/15/2033	$ 80,000	$ 80,728
Pertamina Persero PT
3.10%, 08/27/2030 (D)	500,000	435,845
6.45%, 05/30/2044 (D)	900,000	940,326
Petroleos Mexicanos
10.00%, 02/07/2033 (B)	727,000	677,088
Pioneer Natural Resources Co.
5.10%, 03/29/2026	94,000	93,662
Plains All American Pipeline LP/PAA Finance Corp.
6.65%, 01/15/2037	30,000	30,688
Raizen Fuels Finance SA
5.30%, 01/20/2027 (D)	900,000	884,509
Reliance Industries Ltd.
2.88%, 01/12/2032 (D)	1,050,000	871,383
Rockcliff Energy II LLC
5.50%, 10/15/2029 (B)	259,000	237,190
Saudi Arabian Oil Co.
3.50%, 11/24/2070 (D)	1,950,000	1,289,777
Southwestern Energy Co.
5.38%, 02/01/2029	215,000	203,079
Strathcona Resources Ltd.
6.88%, 08/01/2026 (B) (F)	486,000	426,538
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.50%, 07/15/2027	328,000	329,552
Transportadora de Gas del Peru SA
4.25%, 04/30/2028 (D)	1,400,000	1,353,954
Venture Global Calcasieu Pass LLC
6.25%, 01/15/2030 (B)	235,000	229,796
Warrior Met Coal, Inc.
7.88%, 12/01/2028 (B)	335,000	337,924
Williams Cos., Inc.
5.75%, 06/24/2044	438,000	428,194

		34,490,485

Paper & Forest Products - 0.3%
Georgia-Pacific LLC
0.95%, 05/15/2026 (B)	310,000	274,950
Glatfelter Corp.
4.75%, 11/15/2029 (B) (F)	455,000	313,940
Inversiones CMPC SA
3.85%, 01/13/2030 (D)	1,950,000	1,757,290
Suzano Austria GmbH
5.00%, 01/15/2030	960,000	905,170

		3,251,350

Passenger Airlines - 0.2%
Air Canada
3.88%, 08/15/2026 (B)	295,000	273,743
American Airlines, Inc.
7.25%, 02/15/2028 (B)	348,000	345,619
11.75%, 07/15/2025 (B)	395,000	434,251
British Airways Pass-Through Trust
2.90%, 09/15/2036 (B)	104,069	87,632
United Airlines, Inc.
4.63%, 04/15/2029 (B)	570,000	515,521

		1,656,766

Personal Care Products - 0.2%
Coty, Inc.
5.00%, 04/15/2026 (B)	293,000	282,425
Edgewell Personal Care Co.
4.13%, 04/01/2029 (B)	280,000	244,933

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Personal Care Products (continued)
Estee Lauder Cos., Inc.
4.38%, 05/15/2028	$ 124,000	$ 121,901
Haleon UK Capital PLC
3.13%, 03/24/2025	258,000	247,584
HLF Financing SARL LLC/Herbalife International, Inc.
4.88%, 06/01/2029 (B)	740,000	562,400
Kenvue, Inc.
4.90%, 03/22/2033 (B)	85,000	85,502
Procter & Gamble Co.
2.85%, 08/11/2027	250,000	234,020
3.95%, 01/26/2028	191,000	187,833

		1,966,598

Pharmaceuticals - 0.3%
Astrazeneca Finance LLC
4.88%, 03/03/2028	188,000	188,219
4.90%, 03/03/2030	199,000	198,951
Becton Dickinson & Co.
4.30%, 08/22/2032	150,000	142,437
4.69%, 02/13/2028	185,000	182,875
Bristol-Myers Squibb Co.
2.95%, 03/15/2032	510,000	445,695
Merck & Co., Inc.
4.30%, 05/17/2030	275,000	268,503
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/2028 (B)	432,000	387,135
Pfizer Investment Enterprises Pte Ltd.
4.75%, 05/19/2033	146,000	145,035
Teva Pharmaceutical Finance Netherlands III BV
5.13%, 05/09/2029 (F)	525,000	481,031
Viatris, Inc.
1.65%, 06/22/2025	644,000	596,123

		3,036,004

Professional Services - 0.2%
Concentrix Corp.
6.65%, 08/02/2026 (G)	82,000	81,855
Korn Ferry
4.63%, 12/15/2027 (B)	170,000	159,847
Mobius Merger Sub, Inc.
9.00%, 06/01/2030 (B)	240,000	216,313
S&P Global, Inc.
2.70%, 03/01/2029	1,020,000	918,082
TriNet Group, Inc.
3.50%, 03/01/2029 (B)	275,000	240,276

		1,616,373

Real Estate Management & Development - 1.9%
Country Garden Holdings Co. Ltd.
4.20%, 02/06/2026 (D)	330,000	59,413
5.40%, 05/27/2025 (D)	600,000	123,000
8.00%, 01/27/2024 (D)	740,000	261,246
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028 (B)	538,000	493,152
Elect Global Investments Ltd.
Fixed until 06/03/2025 (E), 4.10% (A) (D)	500,000	446,950
Emaar Sukuk Ltd.
3.64%, 09/15/2026 (D)	1,000,000	939,220
GLP China Holdings Ltd.
2.95%, 03/29/2026 (D)	710,000	444,105
4.97%, 02/26/2024 (D)	550,000	493,461
Hopson Development Holdings Ltd.
6.80%, 12/28/2023 (D)	2,435,000	2,124,140

Transamerica Funds	Page 11

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Real Estate Management & Development (continued)
Kennedy-Wilson, Inc.
4.75%, 03/01/2029	$ 617,000	$ 499,982
Longfor Group Holdings Ltd.
3.95%, 09/16/2029 (D)	600,000	432,366
New Metro Global Ltd.
4.80%, 12/15/2024 (D)	850,000	467,500
6.80%, 08/05/2023 (D)	900,000	885,150
RKPF Overseas Ltd.
5.20%, 01/12/2026 (D)	1,200,000	550,164
5.90%, 03/05/2025 (D)	795,000	479,758
6.00%, 09/04/2025 (D)	450,000	242,615
6.70%, 09/30/2024 (D)	3,369,000	2,310,579
Seazen Group Ltd.
6.00%, 08/12/2024 (D)	700,000	460,600
Shui On Development Holding Ltd.
5.75%, 11/12/2023 (D)	2,650,000	2,399,575
Vanke Real Estate Hong Kong Co. Ltd.
3.50%, 11/12/2029 (D)	1,100,000	864,323
Yanlord Land HK Co. Ltd.
6.80%, 02/27/2024 (D) (F)	4,993,000	4,698,413

		19,675,712

Retail REITs - 0.1%
Scentre Group Trust 2
Fixed until 06/24/2030, 5.13% (A), 09/24/2080 (B)	1,273,000	1,072,827

Semiconductors & Semiconductor Equipment - 0.4%
Broadcom, Inc.
2.45%, 02/15/2031 (B)	500,000	405,733
Entegris Escrow Corp.
5.95%, 06/15/2030 (B)	255,000	244,079
Foundry JV Holdco LLC
5.88%, 01/25/2034 (B)	200,000	197,687
Intel Corp.
3.40%, 03/25/2025	677,000	658,013
5.20%, 02/10/2033	141,000	142,476
Texas Instruments, Inc.
4.60%, 02/15/2028	400,000	400,123
TSMC Global Ltd.
0.75%, 09/28/2025 (B)	362,000	326,962
1.25%, 04/23/2026 (D)	2,000,000	1,800,031

		4,175,104

Software - 0.3%
Central Parent, Inc./CDK Global, Inc.
7.25%, 06/15/2029 (B)	330,000	326,708
Gen Digital, Inc.
6.75%, 09/30/2027 (B)	79,000	78,957
7.13%, 09/30/2030 (B) (F)	166,000	167,284
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL
4.63%, 05/01/2028 (B)	500,000	432,923
McAfee Corp.
7.38%, 02/15/2030 (B)	625,000	540,046
Open Text Corp.
3.88%, 02/15/2028 - 12/01/2029 (B)	310,000	263,249
Oracle Corp.
2.30%, 03/25/2028	700,000	617,281
4.90%, 02/06/2033	99,000	95,721
Rackspace Technology Global, Inc.
3.50%, 02/15/2028 (B)	210,000	93,931

		2,616,100

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Specialized REITs - 0.1%
American Tower Corp.
2.30%, 09/15/2031	$ 175,000	$ 139,009
Crown Castle, Inc.
5.00%, 01/11/2028	250,000	246,354
Weyerhaeuser Co.
4.75%, 05/15/2026	178,000	175,496

		560,859

Specialty Retail - 0.0% (C)
Ken Garff Automotive LLC
4.88%, 09/15/2028 (B)	260,000	227,783
Metis Merger Sub LLC
6.50%, 05/15/2029 (B)	240,000	203,875

		431,658

Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc.
1.40%, 08/05/2028	925,000	799,765
Hewlett Packard Enterprise Co.
1.75%, 04/01/2026	388,000	353,884
5.25%, 07/01/2028	238,000	236,745
NCR Corp.
5.13%, 04/15/2029 (B)	300,000	268,273
Seagate HDD Cayman
4.09%, 06/01/2029	235,000	206,541

		1,865,208

Transportation Infrastructure - 0.5%
DP World Ltd.
5.63%, 09/25/2048 (D)	1,000,000	952,012
FedEx Corp. Pass-Through Trust
1.88%, 08/20/2035	78,835	64,726
India Airport Infra
6.25%, 10/25/2025 (D)	2,000,000	1,940,000
Penske Truck Leasing Co. LP/PTL Finance Corp.
5.70%, 02/01/2028 (B)	259,000	256,260
6.05%, 08/01/2028 (B)	118,000	118,275
6.20%, 06/15/2030 (B)	79,000	79,717
Ryder System, Inc.
5.25%, 06/01/2028	119,000	117,980
United Parcel Service, Inc.
3.90%, 04/01/2025	268,000	262,312
Yunda Holding Investment Ltd.
2.25%, 08/19/2025 (D)	1,000,000	902,227

		4,693,509

Wireless Telecommunication Services - 0.3%
Altice France SA
5.13%, 07/15/2029 (B)	1,050,000	735,249
America Movil SAB de CV
4.70%, 07/21/2032	1,320,000	1,271,408
T-Mobile USA, Inc.
3.38%, 04/15/2029	677,000	609,997
Vodafone Group PLC
4.38%, 02/19/2043	250,000	208,191

		2,824,845

Total Corporate Debt Securities (Cost $457,165,998)		442,630,953

Transamerica Funds	Page 12

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS - 6.1%
Brazil - 0.8%
Brazil Notas do Tesouro Nacional
Series F,
10.00%, 01/01/2025 - 01/01/2033	BRL 38,000,000	$ 7,890,384

Canada - 0.0% (C)
Province of British Columbia
4.20%, 07/06/2033	$ 314,000	309,061

Colombia - 1.2%
Colombia TES
Series B,
6.00%, 04/28/2028	COP 12,000,000,000	2,619,653
7.00%, 03/26/2031 - 06/30/2032	26,000,000,000	5,500,315
7.25%, 10/18/2034	8,000,000,000	1,644,058
7.50%, 08/26/2026	9,000,000,000	2,155,300

		11,919,326

Hungary - 0.3%
Hungary Government Bonds
3.00%, 06/26/2024	HUF 1,000,000,000	2,666,866

Indonesia - 0.4%
Indonesia Treasury Bonds
6.38%, 08/15/2028	IDR 19,000,000,000	1,280,484
7.00%, 02/15/2033	20,000,000,000	1,393,700
7.50%, 05/15/2038	25,000,000,000	1,805,653

		4,479,837

Japan - 0.1%
Development Bank of Japan, Inc.
1.75%, 02/18/2025 (B)	$ 570,000	538,348

Mexico - 0.7%
Mexico Bonos
7.75%, 11/23/2034	MXN 40,000,000	2,208,970
10.00%, 12/05/2024	30,000,000	1,782,299
Series M,
5.00%, 03/06/2025	20,000,000	1,107,543
5.75%, 03/05/2026	25,000,000	1,359,451
7.75%, 05/29/2031	20,000,000	1,120,824
Mexico Government International Bonds
6.34%, 05/04/2053	$ 200,000	203,838

		7,782,925

Mongolia - 0.0% (C)
Mongolia Government International Bonds
8.75%, 03/09/2024 (D)	200,000	201,000

Peru - 0.7%
Peru Government Bonds
5.40%, 08/12/2034	PEN 8,000,000	1,987,657
5.94%, 02/12/2029	5,000,000	1,370,648
6.15%, 08/12/2032	5,000,000	1,341,699
6.35%, 08/12/2028	5,000,000	1,405,725
6.95%, 08/12/2031	5,000,000	1,422,398

		7,528,127

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Poland - 0.6%
Republic of Poland Government Bonds
2.25%, 10/25/2024	PLN 10,000,000	$ 2,399,111
6.00%, 10/25/2033	6,000,000	1,557,800
Series 0432,
1.75%, 04/25/2032	10,000,000	1,873,354

		5,830,265

Republic of Korea - 0.1%
Industrial Bank of Korea
1.04%, 06/22/2025 (B)	$ 1,206,000	1,106,541

Republic of South Africa - 1.0%
Republic of South Africa Government Bonds
7.00%, 02/28/2031	ZAR 30,000,000	1,364,311
8.00%, 01/31/2030	25,000,000	1,253,373
8.25%, 03/31/2032	30,000,000	1,431,914
8.50%, 01/31/2037	30,000,000	1,300,734
8.88%, 02/28/2035	50,000,000	2,325,016
9.00%, 01/31/2040	25,000,000	1,090,096
10.50%, 12/21/2026	20,000,000	1,168,211

		9,933,655

Supranational - 0.1%
Asian Development Bank
1.88%, 01/24/2030	$ 500,000	432,759
European Bank for Reconstruction & Development
1.50%, 02/13/2025	420,000	397,018
International Bank for Reconstruction & Development
3.13%, 11/20/2025	329,000	316,735

		1,146,512

United States - 0.0% (C)
Inter-American Development Bank
4.00%, 01/12/2028	400,000	394,223

Uruguay - 0.1%
Uruguay Government International Bonds
9.75%, 07/20/2033	UYU 46,400,000	1,289,445

Total Foreign Government Obligations (Cost $58,338,850)		63,016,515

LOAN ASSIGNMENTS - 8.5%
Aerospace & Defense - 0.2%
Cobham Ultra SeniorCo SARL
Term Loan B,
6-Month LIBOR + 3.50%, 8.56% (A), 08/03/2029 (G)	$ 408,428	404,726
Dynasty Acquisition Co., Inc.
Term Loan B1,
1-Month Term SOFR + 3.50%, 8.92% (A), 04/06/2026	217,923	217,490
Term Loan B2,
1-Month Term SOFR + 3.50%, 8.92% (A), 04/06/2026	116,749	116,517

Transamerica Funds	Page 13

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Aerospace & Defense (continued)
Spirit Aerosystems, Inc.
Term Loan,
3-Month Term SOFR + 4.50%, 9.87% (A), 01/15/2027	$ 523,305	$ 523,567
TransDigm, Inc.
Term Loan I,
3-Month Term SOFR + 3.25%, 8.49% (A), 08/24/2028	324,188	324,315

		1,586,615

Air Freight & Logistics - 0.1%
Kenan Advantage Group, Inc.
Term Loan B1,
3-Month Term SOFR + 3.75%, 9.48% (A), 03/24/2026	551,057	549,817

Automobile Components - 0.0% (C)
DexKo Global, Inc.
Term Loan B,
3-Month Term SOFR + 3.75%, 9.25% (A), 10/04/2028	216,394	208,955
USI, Inc.
Term Loan,
3-Month Term SOFR + 3.75%, 8.99% (A), 11/22/2029	267,360	267,127

		476,082

Banks - 0.0% (C)
Helios Software Holdings, Inc.
Term Loan B,
3-Month Term SOFR + 4.25%, 9.60% (A), 07/18/2030	76,225	74,446

Beverages - 0.1%
Sunshine Investments BV
Term Loan,
3-Month Term SOFR + 4.25%, 9.34% (A), 07/12/2029	527,746	525,767
Triton Water Holdings, Inc.
Term Loan,
TBD, 03/31/2028 (G) (H)	284,275	274,680

		800,447

Broadline Retail - 0.0% (C)
Les Schwab Tire Centers
Term Loan B,
1-Month Term SOFR + 3.25%, 8.48% (A), 11/02/2027	326,454	325,094

Building Products - 0.2%
Foley Products Co. LLC
Term Loan,
3-Month Term SOFR + 4.75%, 10.14% (A), 12/29/2028	469,003	464,166
Icebox Holdco III, Inc.
1st Lien Term Loan,
3-Month Term SOFR + 3.75%, 9.25% (A), 12/22/2028 (G)	313,264	307,096
LBM Acquisition LLC
Term Loan B,
1-Month Term SOFR + 3.75%, 9.17% (A), 12/17/2027 (G)	690,438	667,654

	Principal	Value
LOAN ASSIGNMENTS (continued)
Building Products (continued)
Park River Holdings, Inc.
Term Loan,
6-Month LIBOR + 3.25%, 8.52% (A), 12/28/2027	$ 374,489	$ 360,540
Potters Industries LLC
Term Loan B,
3-Month Term SOFR + 4.00%, 9.34% (A), 12/14/2027	210,020	210,020
Specialty Building Products Holdings LLC
Term Loan B,
1-Month Term SOFR + 3.25%, 8.67% (A), 10/15/2028	232,341	226,170

		2,235,646

Capital Markets - 0.2%
Advisor Group, Inc.
Term Loan,
1-Month LIBOR + 4.50%, 9.93% (A), 07/31/2026	494,628	494,628
Aretec Group, Inc.
Term Loan,
TBD, 03/08/2030 (G) (H)	449,636	447,388
HighTower Holdings LLC
Term Loan B,
3-Month Term SOFR + 4.00%, 9.61% (A), 04/21/2028	524,145	513,662
ION Trading Finance Ltd.
Term Loan,
3-Month Term SOFR + 4.75%, 10.09% (A), 04/03/2028	605,109	590,522
NEXUS Buyer LLC
Term Loan B,
1-Month Term SOFR + 3.75%, 9.17% (A), 11/09/2026	510,867	494,982

		2,541,182

Chemicals - 0.2%
CPC Acquisition Corp.
2nd Lien Term Loan,
3-Month Term SOFR + 7.75%, 13.25% (A), 12/29/2028	66,316	28,516
Term Loan,
3-Month Term SOFR + 3.75%, 9.25% (A), 12/29/2027	164,344	129,113
Momentive Performance Materials, Inc.
Term Loan,
1-Month Term SOFR + 4.50%, 9.82% (A), 03/29/2028	259,010	255,125
Natgasoline LLC
Term Loan B,
1-Month Term SOFR + 3.50%, 8.93% (A), 11/14/2025	452,637	449,242
Nouryon Finance BV
Term Loan B,
3-Month Term SOFR + 4.00%, 9.32% (A), 04/03/2028	329,687	326,184
Olympus Water US Holding Corp.
Term Loan,
3-Month Term SOFR + 5.00%, 10.27% (A), 11/09/2028 (G)	338,298	328,713
Starfruit Finco BV
Term Loan B,
3-Month Term SOFR + 4.00%, 9.35% (A), 04/03/2028	23,490	23,255

		1,540,148

Transamerica Funds	Page 14

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Commercial Services & Supplies - 0.6%
Allied Universal Holdco LLC
Term Loan B,
3-Month Term SOFR + 4.75%, 9.88% (A), 05/12/2028 (G)	$ 591,049	$ 575,811
APX Group, Inc.
Term Loan B,
1-Month Term SOFR + 3.25%, Prime Rate + 2.25%, 8.62% - 10.75% (A), 07/10/2028	394,850	394,192
Asurion LLC
2nd Lien Term Loan B3,
TBD, 01/31/2028 (G) (H)	125,000	110,781
2nd Lien Term Loan B4,
1-Month Term SOFR + 5.25%, 10.68% (A), 01/20/2029	225,548	196,549
Term Loan B10,
1-Month Term SOFR + 4.00%, 9.42% (A), 08/19/2028	694,443	664,495
Term Loan B11,
TBD, 08/19/2028 (G) (H)	60,577	58,060
Term Loan B8,
3-Month LIBOR + 3.25%, 8.79% (A), 12/23/2026	194,541	189,156
Term Loan B9,
3-Month LIBOR + 3.25%, 8.79% (A), 07/31/2027	426,395	406,941
Cast & Crew Payroll LLC
1st Lien Term Loan,
1-Month Term SOFR + 3.50%, 8.93% (A), 02/09/2026	255,426	249,839
Term Loan,
1-Month Term SOFR + 3.75%, 9.07% (A), 12/29/2028	33,033	32,116
Covanta Holding Corp.
Term Loan B,
1-Month Term SOFR + 3.00%, 8.20% (A), 11/30/2028	78,427	77,937
Term Loan C,
1-Month Term SOFR + 3.00%, 8.20% (A), 11/30/2028	5,882	5,845
Creative Artists Agency LLC
Term Loan B,
1-Month Term SOFR + 3.50%, 8.82% (A), 11/27/2028	568,344	565,384
Garda World Security Corp.
Term Loan B,
1-Month Term SOFR + 4.25%, 9.54% (A), 02/01/2029	24,812	24,693
1-Month Term SOFR + 4.25%, 9.64% (A), 10/30/2026	562,191	560,785
GFL Environmental, Inc.
Term Loan,
1-Month Term SOFR + 3.00%, 8.47% (A), 05/31/2027	132,600	132,725
Groupe Solmax, Inc.
Term Loan,
TBD, 05/29/2028 (G) (H)	348,221	327,545
Prime Security Services Borrower LLC
Term Loan,
1-Month Term SOFR + 2.75%, 7.98% (A), 09/23/2026	507,135	506,184
PUG LLC
Term Loan B,
1-Month Term SOFR + 4.25%, 9.67% (A), 02/12/2027	347,793	325,186

	Principal	Value
LOAN ASSIGNMENTS (continued)
Commercial Services & Supplies (continued)
SITEL Worldwide Corp.
Term Loan,
1-Month Term SOFR + 3.75%, 9.18% (A), 08/28/2028	$ 452,773	$ 447,452
Sotheby’s
Term Loan B,
3-Month Term SOFR + 4.50%, 10.07% (A), 01/15/2027	717,818	699,573

		6,551,249

Communications Equipment - 0.0% (C)
ViaSat, Inc.
Term Loan,
1-Month Term SOFR + 4.50%, 9.82% (A), 03/02/2029	412,681	395,555

Construction & Engineering - 0.2%
Osmose Utilities Services, Inc.
Term Loan,
1-Month Term SOFR + 3.25%, 8.68% (A), 06/23/2028	369,175	365,560
Service Logic Acquisition, Inc.
Term Loan,
1-Month Term SOFR + 4.00%, 3-Month Term SOFR + 4.00%, 9.43% - 9.63% (A), 10/29/2027	242,803	241,286
USIC Holdings, Inc.
2nd Lien Term Loan,
1-Month Term SOFR + 6.50%, 11.93% (A), 05/14/2029	128,309	118,258
Term Loan,
1-Month Term SOFR + 3.50%, 8.93% (A), 05/12/2028	327,454	316,061
VM Consolidated, Inc.
Term Loan B,
1-Month Term SOFR + 3.25%, 8.68% (A), 03/24/2028	555,327	555,743

		1,596,908

Construction Materials - 0.0% (C)
Quikrete Holdings, Inc.
1st Lien Term Loan,
1-Month Term SOFR + 2.63%, 8.06% (A), 02/01/2027	230,726	230,342
Term Loan B1,
1-Month Term SOFR + 3.00%, 8.43% (A), 03/18/2029	112,054	112,105

		342,447

Consumer Staples Distribution & Retail - 0.1%
EG Group Ltd.
Term Loan B,
TBD, 02/29/2028 (G) (H)	230,000	220,800
Windsor Holdings III LLC
Term Loan B,
TBD, 06/21/2030 (G) (H)	461,481	458,405

		679,205

Containers & Packaging - 0.3%
Berlin Packaging LLC
Term Loan B4,
1-Month Term SOFR + 3.25%, 3-Month Term SOFR + 3.25%, 8.36% - 8.62% (A), 03/11/2028	103,474	101,954

Transamerica Funds	Page 15

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Containers & Packaging (continued)
Berlin Packaging LLC (continued)
Term Loan B5,
1-Month LIBOR + 3.75%, 3-Month LIBOR + 3.75%, 8.96% - 9.29% (A), 03/11/2028	$ 235,449	$ 233,552
Charter NEX US, Inc.
Term Loan,
1-Month Term SOFR + 3.75%, 9.18% (A), 12/01/2027	483,184	480,527
Clydesdale Acquisition Holdings, Inc.
Term Loan B,
1-Month Term SOFR + 4.18%, 9.59% (A), 04/13/2029	325,034	321,714
Graham Packaging Co., Inc.
Term Loan,
1-Month Term SOFR + 3.00%, 8.43% (A), 08/04/2027	325,000	324,391
LABL, Inc.
1st Lien Term Loan,
1-Month Term SOFR + 5.10%, 10.42% (A), 10/29/2028	507,199	504,029
Reynolds Group Holdings, Inc.
Term Loan B,
1-Month Term SOFR + 3.25%, 8.68% (A), 09/24/2028	307,843	307,073
Trident TPI Holdings, Inc.
Term Loan,
3-Month LIBOR + 4.00%, 9.54% (A), 09/15/2028	228,551	226,729
3-Month Term SOFR + 4.50%, 9.74% (A), 09/15/2028	139,507	139,101

		2,639,070

Distributors - 0.2%
Fastlane Parent Co., Inc.
1st Lien Term Loan,
1-Month Term SOFR + 4.50%, 9.93% (A), 02/04/2026	448,828	446,472
PAI Holdco, Inc.
Term Loan B,
3-Month Term SOFR + 3.75%, 9.38% (A), 10/28/2027	384,879	358,579
Patriot Container Corp.
1st Lien Term Loan,
1-Month Term SOFR + 3.75%, 9.17% (A), 03/20/2025	670,982	630,723
RelaDyne, Inc.
Term Loan B,
1-Month Term SOFR + 4.25%, 9.57% (A), 12/22/2028 (G)	481,767	473,035
Term Loan,
1-Month Term SOFR + 5.00%, 10.32% (A), 12/22/2028	47,191	47,014

		1,955,823

Diversified REITs - 0.1%
Apollo Commercial Real Estate Finance, Inc.
Term Loan B1,
1-Month Term SOFR + 3.50%, 8.93% (A), 03/11/2028	480,525	449,291
Claros Mortgage Trust, Inc.
Term Loan B,
1-Month Term SOFR + 4.50%, 9.85% (A), 08/09/2026	704,882	676,687

		1,125,978

	Principal	Value
LOAN ASSIGNMENTS (continued)
Diversified Telecommunication Services - 0.2%
Connect Finco SARL
Term Loan B,
1-Month Term SOFR + 3.50%, 8.82% (A), 12/11/2026	$ 614,816	$ 612,895
Eagle Broadband Investments LLC
Term Loan,
3-Month Term SOFR + 3.00%, 8.50% (A), 11/12/2027	232,678	224,898
Iridium Satellite LLC
Term Loan B2,
1-Month Term SOFR + 2.50%, 7.92% (A), 11/04/2026	534,998	534,425
Telesat Canada
Term Loan B5,
1-Month Term SOFR + 2.75%, 8.18% (A), 12/07/2026	419,666	255,157

		1,627,375

Electrical Equipment - 0.0% (C)
Gates Global LLC
Term Loan B3,
1-Month Term SOFR + 2.50%, 7.92% (A), 03/31/2027	132,976	132,596
Term Loan B4,
1-Month Term SOFR + 3.50%, 8.82% (A), 11/16/2029	26,289	26,283

		158,879

Electronic Equipment, Instruments & Components - 0.1%
II-VI, Inc.
Term Loan B,
1-Month Term SOFR + 2.75%, 8.18% (A), 07/02/2029	192,419	191,986
Ingram Micro, Inc.
Term Loan B,
3-Month LIBOR + 3.50%, 9.04% (A), 06/30/2028	261,362	260,578
Verifone Systems, Inc.
1st Lien Term Loan,
3-Month LIBOR + 4.00%, 9.48% (A), 08/20/2025	707,923	665,448

		1,118,012

Entertainment - 0.0% (C)
AMC Entertainment Holdings, Inc.
Term Loan B,
1-Month LIBOR + 3.00%, 8.20% (A), 04/22/2026	318,461	247,683

Financial Services - 0.0% (C)
Castlelake Aviation Ltd.
Term Loan B,
3-Month LIBOR + 2.75%, 8.30% (A), 10/22/2026	321,909	321,456
Citco Funding LLC
Term Loan B,
3-Month Term SOFR + 3.50%, 8.86% (A), 04/27/2028	79,341	79,539

		400,995

Transamerica Funds	Page 16

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Food Products - 0.0% (C)
Nomad Foods Europe Midco Ltd.
Term Loan B,
6-Month Term SOFR + 3.75%, 8.56% (A), 11/12/2029	$ 84,704	$ 84,704

Ground Transportation - 0.1%
Avis Budget Car Rental LLC
Term Loan C,
1-Month Term SOFR + 3.50%, 8.92% (A), 03/16/2029	418,343	417,950
Hertz Corp.
Term Loan B,
1-Month Term SOFR + 3.25%, 8.68% (A), 06/30/2028	362,581	362,490
Term Loan C,
1-Month Term SOFR + 3.25%, 8.68% (A), 06/30/2028	69,727	69,710
PODS LLC
Term Loan B,
1-Month Term SOFR + 3.00%, 8.43% (A), 03/31/2028	398,985	393,997

		1,244,147

Health Care Equipment & Supplies - 0.1%
Medline Borrower LP
Term Loan B,
1-Month Term SOFR + 3.25%, 8.68% (A), 10/23/2028	1,299,680	1,285,708

Health Care Providers & Services - 0.5%
Bella Holding Co. LLC
Term Loan B,
1-Month Term SOFR + 3.75%, 9.17% (A), 05/10/2028	522,805	514,122
CHG Healthcare Services, Inc.
Term Loan,
1-Month Term SOFR + 3.25%, 8.68% (A), 09/29/2028	189,288	188,680
Comet Acquisition, Inc.
Term Loan,
1-Month LIBOR + 3.50%, 3-Month LIBOR + 3.50%, 8.93% - 9.13% (A), 10/24/2025	460,137	455,651
Covetrus, Inc.
Term Loan,
3-Month Term SOFR + 5.00%, 10.24% (A), 10/13/2029 (G)	474,125	457,728
Gainwell Acquisition Corp.
Term Loan B,
3-Month Term SOFR + 4.00%, 9.34% (A), 10/01/2027	720,157	708,680
ICON Luxembourg SARL
Term Loan,
3-Month Term SOFR + 2.25%, 7.75% (A), 07/03/2028	149,465	149,372
Option Care Health, Inc.
Term Loan B,
1-Month Term SOFR + 2.75%, 8.18% (A), 10/27/2028	158,302	158,183
Radnet Management, Inc.
Term Loan,
1-Month Term SOFR + 3.00%, Prime Rate + 2.00%, 8.43% (A), 04/21/2028	230,194	229,954

	Principal	Value
LOAN ASSIGNMENTS (continued)
Health Care Providers & Services (continued)
RegionalCare Hospital Partners Holdings, Inc.
Term Loan B,
3-Month LIBOR + 3.75%, 9.12% (A), 11/16/2025	$ 847,898	$ 833,272
Select Medical Corp.
Term Loan B,
1-Month Term SOFR + 2.50%, 8.32% (A), 03/06/2025	166,751	166,293
Sotera Health Holdings LLC
Term Loan B,
6-Month Term SOFR + 3.75%, 8.82% (A), 12/11/2026	341,068	340,641
Team Health Holdings, Inc.
1st Lien Term Loan,
1-Month LIBOR + 2.75%, 8.18% (A), 02/06/2024 (G)	399,402	350,475
Term Loan B,
1-Month Term SOFR + 5.25%, 10.57% (A), 03/02/2027	346,075	238,215

		4,791,266

Health Care Technology - 0.2%
Athenahealth Group, Inc.
Delayed Draw Term Loan,
TBD, 02/15/2029 (G) (H)	13,707	13,288
Term Loan B,
1-Month Term SOFR + 3.50%, 8.81% (A), 02/15/2029 (G)	931,279	902,823
MedAssets Software Intermediate Holdings, Inc.
2nd Lien Term Loan,
1-Month Term SOFR + 6.75%, 12.57% (A), 12/17/2029	111,064	73,858
Term Loan,
1-Month Term SOFR + 4.00%, 9.43% (A), 12/18/2028	200,752	165,620
Navicure, Inc.
Term Loan B,
1-Month Term SOFR + 4.11%, 9.43% (A), 10/22/2026	580,373	580,010

		1,735,599

Hotels, Restaurants & Leisure - 0.8%
Aimbridge Acquisition Co., Inc.
Term Loan B,
1-Month Term SOFR + 3.75%, 9.18% (A), 02/02/2026	739,515	717,145
Caesars Entertainment Corp.
Term Loan B,
1-Month Term SOFR + 3.25%, 8.67% (A), 02/06/2030	316,175	315,868
Carnival Corp.
Term Loan B,
1-Month Term SOFR + 3.00%, 8.43% (A), 06/30/2025	138,851	138,642
1-Month Term SOFR + 3.25%, 8.68% (A), 10/18/2028	429,350	427,606
Dave & Buster’s, Inc.
Term Loan,
1-Month Term SOFR + 3.75%, 9.19% (A), 06/29/2029 (G)	592,454	591,269
Everi Holdings, Inc.
Term Loan B,
1-Month LIBOR + 2.50%, 7.93% (A), 08/03/2028	214,083	213,696

Transamerica Funds	Page 17

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Hotels, Restaurants & Leisure (continued)
Fertitta Entertainment LLC
Term Loan B,
1-Month Term SOFR + 4.00%, 9.32% (A), 01/27/2029	$ 280,349	$ 277,136
Fogo De Chao, Inc.
Term Loan,
3-Month LIBOR + 4.25%, 9.73% (A), 04/07/2025	302,900	297,220
Herschend Entertainment Co. LLC
Term Loan,
1-Month Term SOFR + 3.75%, 9.18% (A), 08/27/2028	176,167	176,167
Hilton Grand Vacations Borrower LLC
Term Loan B,
1-Month Term SOFR + 3.00%, 8.43% (A), 08/02/2028	302,365	302,041
Hornblower Sub LLC
Repriced Term Loan B,
6-Month LIBOR + 4.50%, 10.48% (A), 04/27/2025	626,006	305,178
IRB Holding Corp.
Term Loan B,
1-Month Term SOFR + 3.00%, 8.42% (A), 12/15/2027	180,723	179,626
Motion Finco SARL
Delayed Draw Term Loan B2,
3-Month LIBOR + 3.25%, 8.79% (A), 11/12/2026	20,355	20,236
Term Loan B1,
3-Month LIBOR + 3.25%, 8.79% (A), 11/12/2026	167,588	166,610
PCI Gaming Authority
Term Loan,
1-Month Term SOFR + 2.50%, 7.93% (A), 05/29/2026	170,118	170,179
PF Chang’s China Bistro, Inc.
Term Loan B,
1-Month Term SOFR + 6.25%, 3-Month Term SOFR + 6.25%, 11.67% - 11.77% (A), 03/01/2026	566,271	532,295
Playa Resorts Holding BV
Term Loan B,
1-Month Term SOFR + 4.25%, 9.47% (A), 01/05/2029	465,659	464,495
Scientific Games Holdings LP
Term Loan B,
3-Month Term SOFR + 3.50%, 8.77% (A), 04/04/2029	455,003	448,936
Scientific Games International, Inc.
Term Loan,
1-Month Term SOFR + 3.00%, 8.30% (A), 04/14/2029	175,418	174,854
SeaWorld Parks & Entertainment, Inc.
Term Loan B,
1-Month Term SOFR + 3.00%, 8.43% (A), 08/25/2028	690,724	690,076
Stars Group Holdings BV
Term Loan B,
3-Month Term SOFR + 3.25%, 8.75% (A), 07/22/2028	94,184	94,223
Travel & Leisure Co.
Term Loan B,
3-Month Term SOFR + 4.00%, 9.35% (A), 12/14/2029 (G)	314,593	313,807

	Principal	Value
LOAN ASSIGNMENTS (continued)
Hotels, Restaurants & Leisure (continued)
Whatabrands LLC
Term Loan B,
1-Month Term SOFR + 3.25%, 8.68% (A), 08/03/2028	$ 163,745	$ 162,927
William Morris Endeavor Entertainment LLC
1st Lien Term Loan,
1-Month Term SOFR + 2.75%, 8.18% (A), 05/18/2025	871,466	869,505

		8,049,737

Household Durables - 0.0% (C)
AI Aqua Merger Sub, Inc.
1st Lien Term Loan B,
3-Month Term SOFR + 3.75%, 9.05% (A), 07/31/2028	364,081	358,619

Industrial Conglomerates - 0.0% (C)
OMNIA Partners LLC
Delayed Draw Term Loan,
TBD, 07/19/2030 (G) (H)	8,981	8,981
Term Loan B,
TBD, 07/19/2030 (G) (H)	95,606	95,606

		104,587

Insurance - 0.3%
Alliant Holdings Intermediate LLC
Term Loan B4,
1-Month LIBOR + 3.50%, 8.92% (A), 11/06/2027	146,326	145,920
Term Loan B5,
1-Month Term SOFR + 3.50%, 8.72% (A), 11/05/2027	365,950	364,916
AmWINS Group, Inc.
Term Loan B,
1-Month LIBOR + 2.25%, 7.68% (A), 02/19/2028	304,661	303,096
Broadstreet Partners, Inc.
Term Loan B2,
1-Month Term SOFR + 3.25%, 8.68% (A), 01/27/2027	285,408	283,862
Hub International Ltd.
Term Loan B,
TBD, 06/20/2030 (G) (H)	533,857	535,716
3-Month Term SOFR + 4.00%, 9.07% (A), 11/10/2029	6,066	6,074
Hyperion Insurance Group Ltd.
Term Loan B,
1-Month LIBOR + 3.25%, 8.69% (A), 11/12/2027	626,550	621,557
NFP Corp.
Term Loan,
TBD, 02/15/2027 (G) (H)	498,711	488,826
Sedgwick Claims Management Services, Inc.
Term Loan B,
1-Month Term SOFR + 3.75%, 9.07% (A), 02/24/2028	712,543	709,337

		3,459,304

Internet & Catalog Retail - 0.1%
CNT Holdings I Corp.
2nd Lien Term Loan,
3-Month Term SOFR + 6.75%, 12.05% (A), 11/06/2028	205,369	201,262
Term Loan,
3-Month Term SOFR + 3.50%, 8.80% (A), 11/08/2027 (G)	556,468	554,961

Transamerica Funds	Page 18

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Internet & Catalog Retail (continued)
Uber Technologies, Inc.
Term Loan B,
3-Month Term SOFR + 2.75%, 8.00% - 8.03% (A), 03/03/2030	$ 120,414	$ 120,433

		876,656

IT Services - 0.2%
Amentum Government Services Holdings LLC
Term Loan,
1-Month Term SOFR + 4.00%, 9.22% (A), 02/15/2029	518,041	497,319
Moneygram International, Inc.
Term Loan B,
3-Month Term SOFR + 5.50%, 10.78% (A), 06/01/2030	271,220	244,098
Peraton Corp.
Term Loan B,
1-Month Term SOFR + 3.75%, 9.17% (A), 02/01/2028	671,091	664,939
Tempo Acquisition LLC
Term Loan B,
1-Month Term SOFR + 3.00%, 8.32% (A), 08/31/2028	183,595	183,792

		1,590,148

Leisure Products - 0.0% (C)
Ontario Gaming GTA LP
Term Loan B,
TBD, 07/20/2030 (G) (H)	330,571	330,502

Life Sciences Tools & Services - 0.1%
Parexel International Corp.
1st Lien Term Loan,
1-Month Term SOFR + 3.25%, 8.68% (A), 11/15/2028	604,425	601,705

Machinery - 0.2%
Alliance Laundry Systems LLC
Term Loan B,
1-Month Term SOFR + 3.50%, 3-Month Term SOFR + 3.50%, 8.80% - 8.90% (A), 10/08/2027	375,255	374,422
CD&R Hydra Buyer, Inc.
Term Loan,
1-Month Term SOFR + 4.25%, 9.67% (A), 12/11/2024	481,336	480,132
Chart Industries, Inc.
Term Loan B,
1-Month Term SOFR + 3.75%, 9.10% (A), 03/15/2030	69,579	69,405
Circor International, Inc.
Term Loan B,
3-Month Term SOFR + 5.50%, 10.92% (A), 12/20/2028	150,105	150,511
Filtration Group Corp.
Term Loan,
1-Month Term SOFR + 3.50%, 8.93% (A), 10/21/2028 (G)	288,321	287,548

	Principal	Value
LOAN ASSIGNMENTS (continued)
Machinery (continued)
OEConnection LLC
Term Loan B,
1-Month Term SOFR + 4.00%, 9.32% - 9.42% (A), 09/25/2026	$ 596,359	$ 592,383
Vertical US Newco, Inc.
Term Loan B,
6-Month LIBOR + 3.50%, 9.37% (A), 07/30/2027 (G)	591,572	589,025

		2,543,426

Media - 0.5%
ABG Intermediate Holdings 2 LLC
Term Loan B2,
1-Month Term SOFR + 4.00%, 9.42% (A), 12/21/2028	354,914	355,041
Arches Buyer, Inc.
Term Loan B,
TBD, 12/06/2027 (G) (H)	322,506	312,204
CMG Media Corp.
Term Loan,
3-Month Term SOFR + 3.50%, 8.84% (A), 12/17/2026	234,662	212,149
Cogeco Financing 2 LP
Term Loan B,
1-Month Term SOFR + 2.50%, 7.93% (A), 09/01/2028	246,917	242,764
CSC Holdings LLC
Term Loan B5,
1-Month LIBOR + 2.50%, 7.84% (A), 04/15/2027	810,374	706,545
Gray Television, Inc.
Term Loan D,
1-Month Term SOFR + 3.00%, 8.23% (A), 12/01/2028	115,254	113,573
Term Loan E,
1-Month Term SOFR + 2.50%, 7.73% (A), 01/02/2026	73,843	73,104
GVC Holdings Ltd.
Term Loan B2,
6-Month Term SOFR + 3.50%, 8.44% (A), 10/31/2029 (G)	248,094	247,660
NEP/NCP Holdco, Inc.
1st Lien Term Loan,
1-Month Term SOFR + 3.25%, 8.68% (A), 10/20/2025	798,973	736,054
Rentpath, Inc.
2nd Lien Term Loan,
TBD, 05/03/2028 (H) (I) (J) (K)	594,723	2,974
Sinclair Television Group, Inc.
Term Loan B4,
1-Month Term SOFR + 3.75%, 9.17% (A), 04/21/2029	247,500	178,819
United Talent Agency LLC
Term Loan B,
1-Month Term SOFR + 3.50%, 9.43% (A), 07/07/2028	594,250	586,079
Univision Communications, Inc.
1st Lien Term Loan B,
1-Month LIBOR + 3.25%, 8.68% (A), 03/15/2026	291,487	289,710
3-Month Term SOFR + 4.25%, 9.49% (A), 06/24/2029	386,878	385,790
Term Loan B,
1-Month LIBOR + 3.25%, 8.68% (A), 01/31/2029	234,026	230,808

Transamerica Funds	Page 19

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Media (continued)
UPC Financing Partnership
Term Loan AX,
1-Month LIBOR + 2.93%, 8.26% (A), 01/31/2029	$ 250,000	$ 242,562
Virgin Media Bristol LLC
Term Loan Q,
1-Month Term SOFR + 3.25%, 8.59% (A), 01/31/2029	576,000	567,648

		5,483,484

Metals & Mining - 0.0% (C)
US Silica Co.
Term Loan B,
1-Month Term SOFR + 4.75%, 10.17% (A), 03/25/2030	427,957	427,511

Oil, Gas & Consumable Fuels - 0.3%
Buckeye Partners LP
Term Loan B,
1-Month Term SOFR + 2.25%, 7.68% (A), 11/01/2026	161,859	161,423
CQP Holdco LP
Term Loan B,
1-Month Term SOFR + 3.50%, 8.92% (A), 06/05/2028	634,353	633,719
EG America LLC
Term Loan,
1-Month Term SOFR + 4.00%, 9.16% (A), 02/07/2025	317,334	315,648
M6 ETX Holdings II Midco LLC
Term Loan B,
1-Month Term SOFR + 4.50%, 9.89% (A), 09/19/2029	514,112	511,541
Medallion Midland Acquisition LLC
Term Loan,
3-Month Term SOFR + 3.75%, 9.25% (A), 10/18/2028	500,563	497,851
Oryx Midstream Services Permian Basin LLC
Term Loan,
1-Month Term SOFR + 3.25%, 8.51% (A), 10/05/2028	237,174	237,041
TransMontaigne Operating Co. LP
Term Loan B,
1-Month Term SOFR + 3.50%, 8.92% - 8.93% (A), 11/17/2028	537,521	533,070

		2,890,293

Passenger Airlines - 0.2%
Air Canada
Term Loan B,
3-Month LIBOR + 3.50%, 8.84% (A), 08/11/2028	444,904	444,718
American Airlines, Inc.
Term Loan,
3-Month Term SOFR + 4.75%, 10.34% (A), 04/20/2028	478,848	495,408
Term Loan B,
6-Month Term SOFR + 2.75%, 8.15% (A), 02/15/2028	87,784	86,897
Kestrel Bidco, Inc.
Term Loan B,
3-Month Term SOFR + 3.00%, 8.25% (A), 12/11/2026	735,301	718,182

	Principal	Value
LOAN ASSIGNMENTS (continued)
Passenger Airlines (continued)
Mileage Plus Holdings LLC
Term Loan B,
3-Month LIBOR + 5.25%, 10.76% (A), 06/21/2027	$ 151,579	$ 157,935
United Airlines, Inc.
Term Loan B,
3-Month LIBOR + 3.75%, 9.29% (A), 04/21/2028	425,324	425,324

		2,328,464

Personal Care Products - 0.1%
Sunshine Luxembourg VII SARL
Term Loan B3,
3-Month Term SOFR + 3.75%, 9.09% (A), 10/01/2026	545,199	544,313

Pharmaceuticals - 0.1%
Curium BidCo SARL
Term Loan,
3-Month LIBOR + 4.25%, 9.79% (A), 12/02/2027	494,574	493,956
Organon & Co.
Term Loan,
1-Month Term SOFR + 3.00%, 8.26% (A), 06/02/2028	201,902	201,229
PRA Health Sciences, Inc.
Term Loan,
3-Month Term SOFR + 2.25%, 7.75% (A), 07/03/2028	37,239	37,216

		732,401

Professional Services - 0.2%
Ensemble RCM LLC
Term Loan,
3-Month Term SOFR + 3.75%, 9.22% (A), 08/03/2026	213,170	212,828
KUEHG Corp.
Term Loan,
3-Month Term SOFR + 5.00%, 10.24% (A), 06/12/2030	434,195	431,589
MPH Acquisition Holdings LLC
Term Loan B,
3-Month LIBOR + 4.25%, 9.73% (A), 09/01/2028	585,940	551,369
Verscend Holding Corp.
Term Loan B,
1-Month Term SOFR + 4.00%, 9.43% (A), 08/27/2025	707,974	706,837

		1,902,623

Real Estate Management & Development - 0.1%
Brookfield WEC Holdings, Inc.
Term Loan,
1-Month LIBOR + 2.75%, 8.18% (A), 08/01/2025	531,969	530,760
1-Month Term SOFR + 3.75%, 9.07% (A), 08/01/2025	58,954	58,913
Cushman & Wakefield US Borrower LLC
Term Loan,
1-Month Term SOFR + 3.25%, 8.67% (A), 01/31/2030	159,304	153,728
Term Loan B,
1-Month Term SOFR + 2.75%, 8.18% (A), 08/21/2025	126,296	125,901

		869,302

Transamerica Funds	Page 20

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Semiconductors & Semiconductor Equipment - 0.0% (C)
Altar Bidco, Inc.
Term Loan,
6-Month Term SOFR + 3.10%, 12-Month Term SOFR + 3.10%, 7.99% - 8.26% (A), 02/01/2029	$ 161,182	$ 159,805

Software - 1.0%
Applied Systems, Inc.
1st Lien Term Loan,
3-Month Term SOFR + 4.50%, 9.74% (A), 09/18/2026	519,396	520,045
2nd Lien Term Loan,
3-Month Term SOFR + 6.75%, 11.99% (A), 09/17/2027	73,849	74,033
Barracuda Networks, Inc.
Term Loan,
3-Month Term SOFR + 4.50%, 9.87% (A), 08/15/2029	569,216	557,760
Camelot US Acquisition LLC
Term Loan B,
1-Month Term SOFR + 3.00%, 8.43% (A), 10/30/2026	250,592	250,279
CDK Global, Inc.
Term Loan B,
3-Month Term SOFR + 4.25%, 9.49% (A), 07/06/2029	716,939	716,939
Corel Corp.
Term Loan,
3-Month Term SOFR + 5.00%, 10.36% (A), 07/02/2026	669,953	625,569
DCert Buyer, Inc.
2nd Lien Term Loan,
3-Month Term SOFR + 7.00%, 12.26% (A), 02/19/2029	101,488	94,384
Term Loan B,
3-Month Term SOFR + 4.00%, 9.26% (A), 10/16/2026	670,178	666,944
Epicor Software Corp.
2nd Lien Term Loan,
1-Month Term SOFR + 7.75%, 13.17% (A), 07/31/2028	59,907	60,056
Term Loan,
1-Month Term SOFR + 3.25%, 8.68% (A), 07/30/2027	516,389	512,657
Greeneden US Holdings II LLC
Term Loan B4,
1-Month Term SOFR + 4.00%, 9.43% (A), 12/01/2027	998,056	996,029
Helios Software Holdings, Inc.
Term Loan B,
3-Month Term SOFR + 3.75%, 9.14% (A), 03/11/2028	387,789	378,385
McAfee LLC
Term Loan B,
1-Month Term SOFR + 3.75%, 8.96% (A), 03/01/2029	1,037,422	1,001,372
Mitnick Corporate Purchaser, Inc.
Term Loan,
3-Month Term SOFR + 4.75%, 9.97% (A), 05/02/2029	102,241	96,617
Project Boost Purchaser LLC
Term Loan B,
1-Month Term SOFR + 3.50%, 8.93% (A), 06/01/2026	543,479	540,285

	Principal	Value
LOAN ASSIGNMENTS (continued)
Software (continued)
Proofpoint, Inc.
1st Lien Term Loan,
1-Month Term SOFR + 3.25%, 8.68% (A), 08/31/2028	$ 671,630	$ 661,127
Rackspace Technology Global, Inc.
Term Loan B,
1-Month Term SOFR + 2.75%, 8.03% (A), 02/15/2028	183,472	79,734
RealPage, Inc.
1st Lien Term Loan,
1-Month Term SOFR + 3.00%, 8.43% (A), 04/24/2028	559,765	549,461
Sophia LP
Term Loan B,
1-Month Term SOFR + 4.25%, 9.57% (A), 10/07/2027	734,112	728,377
Storable, Inc.
Term Loan B,
1-Month Term SOFR + 3.50%, 3-Month Term SOFR + 3.50%, 8.74% - 8.84% (A), 04/17/2028	327,525	322,681
Ultimate Software Group, Inc.
2nd Lien Term Loan,
3-Month Term SOFR + 5.25%, 10.62% (A), 05/03/2027	63,678	62,700
Term Loan,
3-Month Term SOFR + 3.25%, 8.62% (A), 05/04/2026	77,743	77,257
Term Loan B,
3-Month Term SOFR + 3.75%, 9.22% (A), 05/04/2026	699,531	697,258
VS Buyer LLC
Term Loan B,
1-Month Term SOFR + 3.25%, 8.67% (A), 02/28/2027	281,583	279,119

		10,549,068

Specialty Retail - 0.2%
Belron Finance US LLC
Term Loan B,
3-Month LIBOR + 2.43%, 7.80% (A), 04/13/2028	60,835	60,789
Term Loan B3,
3-Month Term SOFR + 2.25%, 7.88% (A), 10/30/2026	148,649	148,370
Driven Holdings LLC
Term Loan B,
1-Month Term SOFR + 3.00%, 8.41% (A), 12/17/2028	348,364	342,268
Mavis Tire Express Services Corp.
Term Loan B,
1-Month Term SOFR + 4.00%, 9.43% (A), 05/04/2028 (G)	571,569	570,038
Petco Health & Wellness Co., Inc.
Term Loan B,
3-Month Term SOFR + 3.25%, 8.75% (A), 03/03/2028	512,273	510,160

		1,631,625

Technology Hardware, Storage & Peripherals - 0.0% (C)
NCR Corp.
Term Loan,
1-Month Term SOFR + 2.50%, 7.93% (A), 08/28/2026	170,093	169,498

Transamerica Funds	Page 21

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Textiles, Apparel & Luxury Goods - 0.1%
Birkenstock GmbH & Co. KG
Term Loan B,
3-Month Term SOFR + 3.25%, 8.59% (A), 04/28/2028	$ 529,519	$ 528,305
Varsity Brands, Inc.
Term Loan,
1-Month Term SOFR + 5.00%, 10.43% (A), 12/15/2026	849,882	821,730

		1,350,035

Transportation Infrastructure - 0.1%
Brown Group Holding LLC
Term Loan B2,
1-Month Term SOFR + 3.75%, 3-Month Term SOFR + 3.75%, 9.01% - 9.12% (A), 07/02/2029	245,535	245,177
KKR Apple Bidco LLC
Term Loan,
1-Month Term SOFR + 2.75%, 8.18% (A), 09/23/2028	194,119	192,367
1-Month Term SOFR + 4.00%, 9.32% (A), 09/22/2028	123,088	122,883

		560,427

Wireless Telecommunication Services - 0.2%
Altice France SA
Term Loan B14,
3-Month Term SOFR + 5.50%, 10.81% (A), 08/15/2028	1,263,508	1,031,865
CCI Buyer, Inc.
Term Loan,
3-Month Term SOFR + 4.00%, 9.24% (A), 12/17/2027	727,831	711,819

		1,743,684

Total Loan Assignments (Cost $88,491,366)		87,367,297

U.S. GOVERNMENT AGENCY OBLIGATIONS - 9.2%
Government National Mortgage Association
TBA, 3.00%, 08/20/2053 (G)	17,020,000	15,157,772
Uniform Mortgage-Backed Security
TBA, 2.00%, 08/01/2053 (G)	2,860,000	2,316,600
TBA, 2.50%, 08/01/2038 - 08/01/2053 (G)	55,580,000	49,584,746
TBA, 3.00%, 08/01/2053 (G)	31,950,000	27,955,002

Total U.S. Government Agency Obligations (Cost $94,865,755)		95,014,120

U.S. GOVERNMENT OBLIGATIONS - 17.8%
U.S. Treasury - 17.8%
U.S. Treasury Bonds
3.63%, 05/15/2053	340,000	316,944
3.88%, 02/15/2043 - 05/15/2043	18,119,000	17,291,884
U.S. Treasury Notes
0.25%, 05/15/2024 - 06/15/2024	51,000,000	48,895,000
2.00%, 04/30/2024 - 05/31/2024	45,000,000	43,818,164
2.38%, 04/30/2026	1,000,000	943,789
2.50%, 05/15/2024	25,000,000	24,437,500
3.38%, 05/15/2033	6,455,000	6,152,422
3.50%, 04/30/2028	15,000,000	14,539,453
3.63%, 03/31/2028	1,900,000	1,851,906

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Notes (continued)
3.75%, 06/30/2030	$ 469,000	$ 459,547
3.88%, 12/31/2029	1,350,000	1,330,383
4.00%, 02/29/2028	5,000,000	4,952,148
4.13%, 07/31/2028	6,991,000	6,974,069
4.63%, 02/28/2025	5,000,000	4,961,523
4.75%, 07/31/2025	5,893,000	5,879,418

Total U.S. Government Obligations (Cost $186,344,309)		182,804,150

	Shares	Value
COMMON STOCKS - 0.4%
Energy Equipment & Services - 0.4%
Hi-Crush, Inc. (I) (J) (L) (M)	78	3,724,812

Machinery - 0.0%
Ameriforge Group, Inc. (I) (J) (L) (M) (N)	2,679	0

Total Common Stocks (Cost $560,060)		3,724,812

PREFERRED STOCKS - 0.2%
Banks - 0.2%
Customers Bancorp, Inc.,
5.38%	79,110	1,571,916

Insurance - 0.0% (C)
Allstate Corp.,
7.38% (O)	11,854	318,161

Total Preferred Stocks (Cost $2,274,100)		1,890,077

	Principal	Value
SHORT-TERM FOREIGN GOVERNMENT OBLIGATIONS - 0.2%
Hungary - 0.2%
Hungary Government Bonds
6.00% (O), 11/24/2023	$ 800,000,000	2,237,448

Total Short-Term Foreign Government Obligations (Cost $2,294,691)		2,237,448

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 9.6%
U.S. Treasury Bills
5.23% (O), 08/22/2023	32,000,000	31,901,814
5.25% (O), 08/15/2023	4,000,000	3,991,808
5.27% (O), 09/28/2023	32,000,000	31,727,735
5.39% (O), 09/19/2023	31,300,000	31,075,874
5.50% (O), 01/25/2024	678,000	660,441

Total Short-Term U.S. Government Obligations (Cost $99,367,709)		99,357,672

	Shares	Value
SHORT-TERM INVESTMENT COMPANY - 3.7%
Money Market Fund - 3.7%
State Street Institutional U.S. Government Money Market Fund, 5.19% (O)	37,986,521	37,986,521

Total Short-Term Investment Company (Cost $37,986,521)		37,986,521

Transamerica Funds	Page 22

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Shares	Value
OTHER INVESTMENT COMPANY - 0.9%
Securities Lending Collateral - 0.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.28% (O)	9,630,126	$ 9,630,126

Total Other Investment Company (Cost $9,630,126)		9,630,126

Total Investments (Cost $1,135,604,167)		1,123,907,369
Net Other Assets (Liabilities) - (9.1)%		(93,735,520)

Net Assets - 100.0%		$ 1,030,171,849

Transamerica Funds	Page 23

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

FUTURES CONTRACTS:

Short Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
German Euro BOBL	(90)	09/07/2023	$(11,530,996)	$(11,467,899)	$63,097	$—
German Euro Bund	(45)	09/07/2023	(6,599,194)	(6,580,510)	18,684	—

Total Futures Contracts					$81,781	$—

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
JPMS	09/07/2023	USD	38,200,000	EUR	33,923,101	$829,010	$—
JPMS	09/20/2023	USD	80,791,933	JPY	11,400,000,000	8,303	—
JPMS	09/20/2023	JPY	9,200,000,000	USD	64,429,380	764,427	—
JPMS	11/16/2023	USD	21,700,000	EUR	19,207,036	467,760	—

Total						$2,069,500	$—

INVESTMENT VALUATION:

Valuation Inputs (P)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (Q)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$98,247,678	$—	$98,247,678
Corporate Debt Securities	—	442,630,953	—	442,630,953
Foreign Government Obligations	—	63,016,515	—	63,016,515
Loan Assignments	—	87,367,297	—	87,367,297
U.S. Government Agency Obligations	—	95,014,120	—	95,014,120
U.S. Government Obligations	—	182,804,150	—	182,804,150
Common Stocks	—	—	3,724,812	3,724,812
Preferred Stocks	1,890,077	—	—	1,890,077
Short-Term Foreign Government Obligations	—	2,237,448	—	2,237,448
Short-Term U.S. Government Obligations	—	99,357,672	—	99,357,672
Short-Term Investment Company	37,986,521	—	—	37,986,521
Other Investment Company	9,630,126	—	—	9,630,126

Total Investments	$49,506,724	$1,070,675,833	$3,724,812	$1,123,907,369

Other Financial Instruments
Futures Contracts (R)	$81,781	$—	$—	$81,781
Forward Foreign Currency Contracts (R)	—	2,069,500	—	2,069,500

Total Other Financial Instruments	$81,781	$2,069,500	$—	$2,151,281

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of July 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2023, the total value of 144A securities is $182,100,988, representing 17.7% of the Fund’s net assets.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2023, the total value of Regulation S securities is $205,349,400, representing 19.9% of the Fund’s net assets.
(E)	Perpetual maturity. The date displayed is the next call date.

Transamerica Funds	Page 24

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(F)	All or a portion of the securities are on loan. The total value of all securities on loan is $9,439,148, collateralized by cash collateral of $9,630,126. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(G)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after July 31, 2023. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(H)	All or a portion of the security represents unsettled loan commitments at July 31, 2023 where the rate will be determined at time of settlement.
(I)	Restricted securities. At July 31, 2023, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Loan Assignments	Rentpath, Inc. 2nd Lien Term Loan, TBD, 05/03/2028	04/06/2021	$103,474	$2,974	0.0	%(C)
Common Stocks	Hi-Crush, Inc.	10/08/2020 - 11/02/2021	473,091	3,724,812	0.4
Common Stocks	Ameriforge Group, Inc.	04/20/2016 - 05/13/2016	91,268	0	0.0

Total			$667,833	$3,727,786	0.4%

(J)	Non-income producing securities.
(K)	Security in default; no interest payments received and/or dividends declared during the last 12 months. At July 31, 2023, the value of this security is $2,974, representing less than 0.1% of the Fund’s net assets.
(L)	Fair valued as determined in good faith in accordance with procedures established by the Board. At July 31, 2023, the total value of securities is $3,724,812, representing 0.4% of the Fund’s net assets.
(M)	Securities are Level 3 of the fair value hierarchy.
(N)	Security deemed worthless.
(O)	Rates disclosed reflect the yields at July 31, 2023.
(P)	There were no transfers in or out of Level 3 during the period ended July 31, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(Q)	Level 3 securities were not considered significant to the Fund.
(R)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

BRL	Brazilian Real
COP	Columbian Peso
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
PEN	Peruvian Sol
PLN	Polish Zloty
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

COUNTERPARTY ABBREVIATION:

JPMS	JPMorgan Securities LLC

PORTFOLIO ABBREVIATIONS:

BOBL	Bundesobligationen (German Federal Government Securities)
LIBOR	London Interbank Offered Rate
Prime Rate	Interest rate charged by banks to their most credit worthy customers
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
TBD	To Be Determined

Transamerica Funds	Page 25

Transamerica Unconstrained Bond

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica Unconstrained Bond (the “Fund”) is a series of the Transamerica Funds.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Transamerica Funds	Page 26

Transamerica Unconstrained Bond

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Funds	Page 27